As filed with the Securities and Exchange Commission on October 13, 1998

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 66

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 68

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

         It is proposed that this filing will become effective:

[X] immediately  upon filing  pursuant to Rule 485,  paragraph (b)
[ ] on ______ pursuant to Rule 485,  paragraph  (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ] on ______ pursuant to Rule 485,  paragraph (a)(1)
[ ] 75 days  after  filing  pursuant  to Rule  485,  paragraph  (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Shares of Investors Equity Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund. The series being registered are structured as
master-feeder   funds  and  this  amendment  is  also  executed  by  Core  Trust
(Delaware).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


    (Prospectus offering shares of Investors Equity Fund, Equity Index Fund,
        Small Company Opportunities Fund, International Equity Fund and
                             Emerging Markets Fund)

                                     PART A

FORM N-1A ITEM NO.
-------------------                                              LOCATION IN PROSPECTUS
                                                                 ----------------------

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary


Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                 Policies; Additional Investment Policies; Other
                                                                 Information - The Trust and Its Shares; Other Information -
                                                                 Core and Gateway Structure

Item 5.             Management of the Fund                       Prospectus Summary; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable


Item 6.             Capital Stock and Other Securities           Prospectus Summary; Investment Objectives and
                                                                 Policies; Additional Investment Policies;
                                                                 Distributions and Tax Matters;
                                                                 Purchases and Redemptions of Shares; Other
                                                                 Information - The Trust and Its Shares; Other
                                                                 Information - Core and Gateway Structure

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                 Information - Determination of Net Asset Value

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                            (All other Prospectuses)

                                     PART A


                          Not Applicable to this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


 (SAI offering shares of Investors Equity Fund, Equity Index Fund, Small Company
    Opportunities Fund, International Equity Fund and Emerging Markets Fund)


                                     PART B

FORM N-1A ITEM NO.
------------------                                               LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
                                                                 -----------------------------------------------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              General

Item 13.            Investment Objectives and Other Policies     Investment Policies; Additional Investment
                                                                 Policies

Item 14.            Management of the Fund                       Management

Item 15.            Control Persons and Principal Holders of     General
                    Securities


Item 16.            Investment Advisory and Other Services       Management; Other Information - Counsel,
                                                                 Custodian, Independent Acountants

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           General

Item 19.            Purchase, Redemption and Pricing of          Determination of Net Asset Value; Additional
                    Securities Being Offered                     Purchase and Redemption Information

Item 20.            Tax Status                                   Tax Matters

Item 21.            Underwriters                                 Management - The Distributor

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Other Information - Financial Statements


                              CROSS REFERENCE SHEET
                                (All other SAIs)

                                     PART B


                          Not Applicable to this Filing

FORUM FUNDS


FORUM FUNDS
EQUITY INDEX FUND
INVESTORS EQUITY FUND
SMALL COMPANY OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS FUND


                                                                      PROSPECTUS
                                                                 October 1, 1998

--------------------------------------------------------------------------------
ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:
     Forum Shareholder Services, LLC
     P.O. Box 446
     Portland, Maine 04112
     (207) 879-0001
     (800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund (each, a "Fund" and collectively, the "Funds"), separately-managed portfolios of Forum Funds (the "Trust"), a registered, open-end, management investment company. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. Accordingly, each of these Fund's investment experience will correspond directly with the portfolio's investment experience. See "Other Information - Core and Gateway(R) Structure." Small Company Opportunities Fund seeks to achieve its investment objective by investing in various portfolios of other registered,open-end, management investment companies, each of which invests using a different small company investment style. See "Other Information -- Core and Gateway(R) Structure." Investors Equity Fund seeks to achieve its investment objective by investing directly in portfolio securities.


     EQUITY INDEX FUND seeks to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "S & P 500 Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the portfolio will hold stocks representing 100% or more of the capitalization-weighted market values of the S & P 500 Index.
     INVESTORS EQUITY FUND seeks to provide capital appreciation by investing primarily in a portfolio of common stock of companies domiciled in the United States. The Fund intends to maintain a portfolio that is broadly diversified across investment sectors.
     SMALL COMPANY OPPORTUNITIES FUND seeks to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles. INTERNATIONAL EQUITY FUND seeks to provide shareholders with long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. Investments in foreign securities involve special risks in addition to the risks associated with investments in general.
     EMERGING MARKETS FUND seeks to achieve long-term capital appreciation through investment in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. It is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets.

There can be no assurance that any Fund's objective will be achieved. Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).


This Prospectus sets forth concisely the information a prospective investor should know before investing in a Fund. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated October 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available along with other related materials for reference on the SEC's Internet

Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available without charge by contacting Forum
Shareholder Services, LLC, the Funds' transfer agent, at the address and telephone numbers printed above.


    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS
                                             Page                                                             Page
                                             ----                                                             ----
1.   Prospectus Summary                        2             5.   Risk Considerations                          19
2.   Financial Highlights                      7             6.   Management                                   24
3.   Investment Objectives and Policies        8             7.   Purchases and Redemptions of Shares          29
4.   Additional Investment Policies           15             8.   Distributions and Tax Matters                36
                                                             9.   Other Information                            38
                                                                  Account Application


FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS,  OR  ACCOUNTS  OF, OR  ENDORSED OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

THE FUNDS


Each Fund's objective is described on the cover page. Investors Equity Fund invests directly in portfolio securities. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a separate series of another registered, open-end, management investment company (each a "Portfolio"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Core and Gateway(R) Structure." The Portfolios in which the Funds invest are:


                  FUND                               PORTFOLIO
                  ----                               ---------
                  Equity Index Fund                  Index Portfolio
                  International Equity Fund          International Portfolio
                  Emerging Markets Fund              Schroder EM Core Portfolio

Index Portfolio and International Portfolio are series of Core Trust (Delaware) ("Core Trust"), and Schroder EM Core Portfolio is a series of Schroder Capital Funds ("Schroder Core").


Small Company Opportunities Fund seeks to achieve its investment objective by investing in various Portfolios of other registered, open-end, management investment companies. Each Portfolio in which the Fund invests uses a different investment style. See "Other Information -- Core and Gateway(R) Structure." The Portfolios in which Small Company Opportunities Fund currently invests are:
Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, and Small Cap Value Portfolio, each a separate series of Core Trust. The percentage of the Fund's assets invested in each Portfolio may be changed at any time by the Fund's investment adviser in response to market or other conditions. Allocations are made within specified ranges.


INVESTMENT ADVISERS

     INVESTORS EQUITY FUND. H.M. Payson & Co. ("Payson") serves as the Fund's investment adviser and Peoples Heritage Bank ("Peoples") serves as the investment subadviser. Peoples is a subsidiary of Peoples Heritage Financial Group, a multi-bank and financial services holding company.

     EQUITY INDEX FUND. Norwest Investment Management, Inc. ("Norwest") serves as Index Portfolio's investment adviser. Norwest is an indirect subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), a multi-bank holding company.


     SMALL COMPANY OPPORTUNITIES FUND. Forum Investment Advisors, LLC ("Forum Advisors") serves as the Fund's investment adviser. Following are the investment advisers and investment subadvisers of the Portfolios in which the Fund may invests:


                    NORWEST serves as investment adviser to Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio.

                    CRESTONE CAPITAL MANAGEMENT, INC. ("Crestone"), an indirect investment advisory subsidiary of Norwest Bank, serves as investment subadviser to Small Company Stock Portfolio.

                    PEREGRINE CAPITAL MANAGEMENT, INC. ("Peregrine"), an indirect investment advisory subsidiary of Norwest Bank, serves as investment subadviser to Small Company Value Portfolio.

                    SMITH ASSET MANAGEMENT GROUP, L.P. ("Smith"), an investment advisory affiliate of Norwest Bank, serves as investment subadviser to Small Cap Value Portfolio.

                    INTERNATIONAL EQUITY FUND AND EMERGING MARKETS FUND. Schroder Capital Management International Inc. ("SCMI") serves as International Portfolio's and Schroder EM Core

                    Portfolio's investment adviser. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England.

         Each investment adviser to a Fund or Portfolio may be referred to as an "Adviser." For a description of each Adviser and its fees, see "Management - Investment Advisers." The investment advisory fees paid by a Portfolio are borne indirectly by the Fund (and its shareholders) investing in that Portfolio.

MANAGEMENT


         The administrator of the Funds is Forum Administrative Services, LLC ("FAdS") and the distributor of their shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Funds' transfer agent, dividend disbursing agent and shareholder servicing agent while Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Funds. See "Management." Each of these companies are located at Two Portland Square, Portland, Maine 04101.


PURCHASES AND REDEMPTIONS


         Shares of each Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000, ($1,000 for an Individual Retirement Account) and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

     Shares of the Funds are not offered for sale in every state. To determine whether a Fund is available for purchase in a particular state, contact FSS at the numbers listed on the first page of this Prospectus.


EXCHANGE PROGRAM

         Shareholders may exchange their shares without charge for the shares of certain funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

         Distributions of net investment income are declared and paid annually. Distributions of any net capital gain are made annually. With respect to each Fund, distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

         There can be no assurance that a Fund will achieve its investment objective; a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding
Portfolio invests. No single Fund is a complete investment program. See "Investment Objectives and Policies" and "Risk Considerations."

         The policies of Equity Index Fund, Investors Equity Fund and Small Company Opportunities Fund of investing in equity securities of U.S. issuers involve equity market risks that are related to such securities. Equity market risk is the risk that common stock prices will fluctuate or decline over short or even extended periods.


         The policies of International Equity Fund and Emerging Markets Fund of investing in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers, including risks of foreign political and economic instability, adverse movements in exchange rates, and the imposition or tightening of limitations on the repatriation of capital. These risks are more pronounced for Emerging Markets Fund. International Equity

Fund and Emerging Markets Fund are designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in foreign and/or emerging market securities. See "Risk Considerations."


         The policy of investing in securities of smaller companies employed by Small Company Opportunities Fund entails certain risks in addition to those normally associated with investments in equity securities. These risks include lower trading volumes and, therefore, the potential for greater stock price volatility. For a description of investment considerations and risks involved in investing in small company securities, see "Risk Considerations." Small Company Opportunities Fund is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in smaller market capitalization companies.


         By pooling their assets in one or more Portfolios with other institutional investors, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment also could have potential adverse effects on these Funds. These risks are described under "Other Information - Core and Gateway(R) Structure."

EXPENSES OF INVESTING IN THE FUNDS

         The  purpose  of  the  following  table  is  to  assist   investors  in
understanding the expenses that an investor in shares of the Funds will bear directly or indirectly.

                                          Equity      Investors      Small Company       International       Emerging
                                          Index        Equity        Opportunities           Equity           Markets
                                           Fund         Fund              Fund                Fund             Fund

SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales charge imposed
   on purchases(1) (as a percentage
   of public offering price)               4.0%          4.0%              4.0%                4.0%             4.0%
Exchange Fee                               None          None              None                None             None
ANNUAL FUND OPERATING

  EXPENSES(2)
  (as a percentage of average
  net assets)

Management Fees

  (after fee waivers)(3)                  0.15%          0.20%             0.79%              0.44%             0.09%
12b-1 Fees..................              None           None              None               None              None
Other Expenses
  (after fee waivers and
  expense reimbursements)(4).........     0.10%          0.90%             0.94%              0.93%             1.62%
                                          -----          -----             -----              -----                 -


Total Fund Operating
  Expenses(4)................             0.25%          1.10%             1.73%              1.37%             1.71%


    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares - Reduced Sales Charges."


    (2) For a further description of the various expenses incurred in the operation of the Funds, see "Management." Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. The amount of fees and expenses for each Fund is based on annualized expenses for the Fund's fiscal year ending May 31, 1998.

For each Fund that invests its assets in one or more separate series of another registered, open-end, management investment company (a "Portfolio"), the Fund's expenses include its pro rate portion of all expenses of its corresponding Portfolio(s), which are borne indirectly by the Fund's shareholders.

     (3) Absent fee waivers, Management Fees for Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund would be 0.15%, 0.65%, 1.04%, 0.45%, 1.00%, respectively. Management Fees are the investment advisory fees of a Fund and/or of the Portfolio or Portfolios in which the Fund invests.

     (4) Absent expense reimbursements and fee waivers, Other Expenses and Total Fund Operating Expenses would be 2.16% and 2.31%, respectively, for Equity Index Fund, 1.44% and 2.09%, respectively, for Investors Equity Fund, 1835.38% and 1836.42%, respectively, for Small Company Opportunities Fund, 674.96% and 675.41%, respectively, for International Equity Fund, and 601.87% and 602.87%, respectively for Emerging Markets Fund.

EXAMPLE


         Following is a hypothetical example that indicates the dollar amount of expenses that an investor in each Fund would pay assuming: (1) a $1,000 investment in the Fund; (2) a 5% annual return; (3) the reinvestment of all distributions; (4) the payment of the maximum initial sales charge and (5) full redemption at the end of each period:

                                           1 YEAR    3 YEARS      5 YEARS      10 YEARS
                                           ------    -------      -------      --------


Equity Index Fund                            $42     $48          $53             $70
Investors Equity Fund                        $51     $74          $98            $169
Small Company Opportunities Fund             $57     $92          $130           $235
International Equity Fund                    $53     $81          $112           $197
Emerging Markets Fund                        $57     $91          $129           $233

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN INDICATED. The example is based on the expenses listed in the table which assumes the continued waiver and/or reimbursement of certain fees and expenses. The 5% annual return is not a prediction of the Funds' projected return; rather it is required by government regulation.

2.       FINANCIAL HIGHLIGHTS

         The following information represents selected data for a single share outstanding of the Funds. The information has been audited in connection with an audit of the Funds' financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Funds' performance is contained in the Funds' annual report to shareholders, which may be obtained from the Trust, without charge, by contacting FSS.



                                                                           SMALL COMPANY
                                             INVESTORS     EQUITY INDEX    OPPORTUNITIES  INTERNATIONAL   EMERGING MARKETS
                                          EQUITY FUND (A)    FUND (A)_       FUND (A)     EQUITY FUND(A)      FUND (A)
                                          --------------- --------------- --------------- --------------  -----------------
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED   PERIOD ENDED MAY
                                           MAY 31, 1998    MAY 31, 1998    MAY 31, 1998    MAY 31, 1998       31, 1998
                                          --------------- --------------- --------------- --------------  -----------------
                                          --------------- --------------- --------------- --------------  -----------------
Net Asset Value, Beginning of Period               $10.00          $10.00          $10.00         $10.00            $10.00
                                          --------------- --------------- --------------- --------------  -----------------
Investment Operations:
  Net Investment Income (Loss)                       0.00            0.07          (0.01)           0.04              0.04
  Net Realized and Unrealized Gain
      (Loss) on Investments                          1.43            1.62          (0.29)          1.98             (0.76)
                                          --------------- --------------- --------------- --------------  -----------------
Total from Investment Operations                     1.43            1.69          (0.30)           2.02            (0.72)
Net Asset Value, End of Period                     $11.43          $11.69           $9.70         $12.02             $9.28
                                          =============== =============== =============== ==============  =================
Total Return(b)                                 14.30%(c)       16.90%(c)      (3.00%)(c)       20.20%(c)       (7.20%)(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's                $30,090          $5,038              $5             $9                $7
   omitted)
Ratios to Average Net Assets:
  Expenses Including                                1.10%           0.25%           1.87%          1.36%             1.69%
      Reimbursement/Waiver(d)
  Expenses Excluding                                2.09%          2.25%%       1,836.34%        675.46%           602.84%
      Reimbursement/Waiver(d)
  Net Investment Income (Loss) Including
      Reimbursement/Waiver(d)                       0.09%           1.41%         (0.93%)          0.98%             1.05%
Average Commission Rate(e)                        $0.0549      $0.0339(f)          N/A(g)     $0.0194(f)       $0.0039 (f)
Portfolio Turnover Rate                            11.35%       $6.68%(f)          N/A(g)      36.96%(f)         20.09%(f)

(a) Investors Equity Fund and Small Company Opportunities Fund commenced operations on December 17, 1997 and March 31, 1998, respectively. Equity Index Fund, International Equity Fund, and Emerging Markets Fund commenced operations on December 24, 1997.
(b) Total return calculations do not include sales charge.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase of sale of equity securities.
(f) Information presented is that of the Portfolio in which the Fund invests.
(g) The average commission rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were $0.0522, $0.0199 and $0.0556, respectfully.
(h) The turnover rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were 99.08%, 2.25% and 79.43%, respectively.

3.       INVESTMENT OBJECTIVES AND POLICIES

         To achieve their investment objectives, the Funds invest primarily in common stocks and other equity securities. The domestic securities in which a Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation ("NASDAQ")
National Market System but may be traded in the over-the-counter securities market. Each Fund, other than Equity Index Fund, may invest in foreign issuers. These investments may involve certain risks. See "Risk Considerations - Foreign Investments."


     There can be no assurance that a Fund or Portfolio will achieve its investment objective; a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding Portfolio invests. No single Fund is a complete investment program.

         The investment policies of Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund mirror those of the Portfolios in which they invest and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board") or Schroder Core's Board of Trustees (the "Schroder Core Board"), as applicable, apply equally to the Funds and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Funds and the Portfolios, including additional fundamental policies, is contained in the SAI.


EQUITY INDEX FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO


     The investment objective of Equity Index Fund is to duplicate the return of the S&P 500 Index.

     The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), which has substantially the same investment objective and substantially similar policies as the Fund.

INVESTMENT POLICIES

     The Fund duplicates the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Fund holds stocks representing 100% or more of the capitalization-weighted market values of the S&P 500 Index. Portfolio transactions for the Fund generally are executed only to duplicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Fund's performance can be expected to approximate but not be equal to that of the S&P 500 Index.


     The Fund may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the S&P 500 Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the S&P 500 Index without the required capital commitment. Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs. The Fund does not invest in futures contracts for speculative reasons or to leverage the Fund. The Fund, however, subject to certain investment risks. These risks include: (1) imperfect correlations between movements in the prices of futures contracts and movements in the price of the securities hedged which may cause a given hedge not to achieve its objective;
(2) the fact that the skills and techniques needed to trade futures are different from those needed to select the other securities in which the Fund invests; (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions; and (4) the possible need to defer closing out of certain futures contracts to avoid adverse tax consequences.


     The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by Standard & Poor's, A Division of The McGraw Hill Companies, ("S&P") on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote or endorse the Fund or the Portfolio. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.


INVESTORS EQUITY FUND

INVESTMENT OBJECTIVE

         The investment objective of Investors Equity Fund is to seek capital appreciation by investing primarily in common stock of companies domiciled in the United States.

Investment Policies


         The Fund intends to invest in securities of established, growing companies that have demonstrated a high degree of financial strength and fiduciary quality, and provide good liquidity in the market. Under normal circumstances, the Fund invests at least 65% of its assets in these companies, without concentration in any one industry. In seeking these investments, the Advisers rely, in part, upon fundamental and technical analysis of individual companies. The Advisers consider companies which have, among other things, the following characteristics: a strong record of earnings growth, industry leadership, a unique product or niche and good management. The Advisers also apply a broader analysis of industry conditions and economic trends. While the Fund will be broadly diversified across investment sectors, the Advisers' top down industry and economic analysis will influence the actual sector weightings.


         The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.


         In addition to common stock, the Fund also may invest in preferred stocks and investment-grade convertible debt securities. The Fund also may invest in American Depositary Receipts, European Depositary Receipts and other similar securities of foreign issuers. The Fund expects any foreign investments to constitute less than 10% of its assets.

SMALL COMPANY OPPORTUNITIES FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIOS


     The investment objective of the Small Company Opportunities Fund is to provide long term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolios described below.


INVESTMENT POLICIES

         The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in various different small capitalization equity styles. The Fund uses different investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style.


         SMALL COMPANY OPPORTUNITIES FUND ALLOCATION. Set forth below are the ranges of investments by the Fund in each Portfolio and current allocation among the Portfolios on or about the date of this Prospectus.

                                                           CURRENT                   RANGE OF
                                                          ALLOCATION                INVESTMENT
                                                       ------------------        -------------------

SMALL CAP INDEX PORTFOLIO                                  30%                       25% - 75%
Small Company style                                        70%
     SMALL COMPANY STOCK PORTFOLIO                              0%                        0% - 75%
     SMALL COMPANY VALUE PORTFOLIO                             30%                        0% - 75%
     SMALL CAP VALUE PORTFOLIO                                 40%                        0% - 75%
                                                           -------
TOTAL FUND ASSETS                                         100%

         As market values of a Portfolio's assets change, the percentage of Fund assets that are invested in each Portfolio may temporarily deviate from the current allocations. In response thereto, Forum Advisors monitors the portfolio on a daily basis and affects transactions as necessary.


     Consistent with the Fund's investment objective and policies and under the general supervision of the Board, Forum Advisors may make changes in the percentage allocations, within the prescribed ranges of investment, at any time Forum Advisors deems appropriate, including in response to market and other conditions. When Forum Advisors believes that a change in the allocation percentages is desirable, it will redeem and purchase interests in the Portfolios to effect the change. In addition, upon approval of the Board and notification of shareholders, the Fund may invest in additional or fewer Portfolios or invest directly in portfolio securities.

     Following is a discussion of the investment objectives, policies and risks of the Portfolios in which the Fund currently invests.


     SMALL CAP INDEX PORTFOLIO. Small Cap Index Portfolio seeks to replicate the return of the Standard & Poor's Small Cap 600 Composite Stock Price Index (the "S&P Small Cap 600 Index") with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P Small Cap 600 Index. Portfolio transactions for the Portfolio generally are executed only to duplicate the composition of the S&P Small Cap 600 Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents for the purpose of facilitating payment of the Portfolio's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal to that of the S&P Small Cap 600 Index.


         Small Cap Index Portfolio may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes; to facilitate trading; or to reduce transaction costs. The Portfolio does not invest in futures contracts for speculative reasons or to leverage the Portfolio. (See "Investment Objectives and Policies -- Equity Index Fund".)


     The S&P Small Cap 600 Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P Small Cap 600 Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P Small Cap 600 Index is weighted by its market value. The S&P Small Cap 600 Index emphasizes smaller capitalizations and typically, companies included in the S&P Small Cap 600 Index may not be the largest nor the most dominent firms in their respective industries.

     S&P does not sponsor, sell, endorse, or promote the Portfolio. S&P does not warrant that the S&P Small Cap 600 Index is a good investment, is accurate or complete, or will track general stock market performance.

     SMALL COMPANY STOCK PORTFOLIO. Small Company Stock Portfolio seeks long-term capital appreciation by investing primarily in the common stock of small- and medium-size domestic companies that have a market capitalization well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose market capitalization is less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those companies whose market capitalization is in the range of $500 million to $8 billion.

     In selecting securities for the Portfolio, the Adviser seeks securities with significant price appreciation potential, and attempts to identify companies that show above-average growth. The companies in which the Portfolio invests may be in relatively early stages of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, these companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus.The Adviser believes that these companies may develop into significant business enterprises and that an investment in these companies offer a greater opportunity for capital appreciation than an investment in larger, more established companies.

     The Portfolio may invest up to 20% of its assets in foreign companies. The Fund may also write covered call options and purchase call options on equity securities to manage risk or enhance returns.

     SMALL COMPANY VALUE PORTFOLIO. Small Company Value Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index.

     The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

     SMALL CAP VALUE PORTFOLIO. Small Cap Value Portfolio seeks capital appreciation by investing in common stocks of smaller companies. Normally, the Portfolio will invest substantially all of its assets in securities of companies with market capitalizations that reflects the market capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of earnings exceeding that expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the investment adviser uses both quantitative and fundamental analysis. Among the factors that the Advisers considers are changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.


INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO


         The investment objective of International Equity Fund (the "Fund") is long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States.

     The Fund is designed for U.S. investors who seek international diversification of their investments by participating in foreign securities markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations - Foreign Investments."

         The Fund currently seeks to achieve its investment objective by investing all of its investment assets in International Portfolio (the "Portfolio"), which has substantially the same investment objective and substantially similar policies as the Fund.


INVESTMENT POLICIES


     The Fund normally invests at least 65% of its total assets in equity securities of companies domiciled outside the United States. Investments by the Fund are selected on the basis of their potential for capital appreciation without regard to current income. The Fund also may invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Fund's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, The Netherlands, Hong Kong, Singapore and Australia. In general, the Fund will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund has no limit on the amount of its assets that may be invested in any one type of foreign instrument or in any foreign country.To the extent the Fund concentrates its assets in a foreign country, it will incur greater risks. See "Risk Considerations - Foreign Investments."

         The Fund may purchase preferred stock and convertible debt securities, including convertible preferred stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers The Fund also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

Although such contracts may reduce the risk of loss to the Fund from adverse movements in currency values, the contracts also limit possible gains from favorable movements. See "Additional Investment Policies - Foreign Exchange Contracts."


EMERGING MARKETS FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO


         The investment objective of Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation. It seeks to achieve this objective through investment in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

         The Fund is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations." The Fund is not intended for investors whose objective is assured income or preservation of capital.

     The Fund seeks to achieve its investment objective by investing all of its assets in Schroder EM Core Portfolio, which has substantially the same investment objective and substantially similar policies as the Fund.


INVESTMENT POLICIES


     Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers determined by the Adviser to be emerging market issuers. Equity securities include common stocks; preferred stocks; securities convertible into common and preferred stocks; and rights or warrants to purchase any of the foregoing. Emerging market equity securities may also include American Depositary Receipts, European Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. The Portfolio may also invest in securities of closed-end investment companies that invest in turn primarily in foreign securities, including emerging market issuers. See "Investment in Other Investment Companies or Vehicles" below.Investments in stock rights and warrants will not be considered for purposes of determining compliance with this policy.

     The remainder of the Fund's assets may be invested in securities of issuers located anywhere in the world. The Fund may invest up to 35% of its total assets in debt securities, including lower-quality, high-yielding debt securities that are unrated or rated below investment grade. See "Risk Considerations - Debt Securities." The Portfolio may acquire emerging market securities that are not denominated in emerging market currencies.. In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state-owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, the Fund's Adviser will seek out attractive investment opportunities in these countries.

     "Emerging market" countries are all those not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. The following economies currently are not considered to be emerging markets by the Adviser: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, The Netherlands,

New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States of America. The Adviser may at times determine that the economy of a MSCI World-listed country is an emerging market economy and include such country in the emerging market category. There is no limit on the amount of the Fund's assets that may be invested in the securities of issuers domiciled in any one country. See "Risk Considerations - Foreign Investments - Geographic Concentration."

     An issuer of a security will be considered to be domiciled or doing business in an emerging market if the Adviser determines that (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) it has at least 50% of its assets situated in emerging market countries. The Portfolio may consider investment companies to be located in the country or countries in which the Adviser determines that they focus their investments.

     BRADY BONDS. The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring (under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady). Brady Bonds have been issued only recently and, therefore, do not have a long payment history. Brady Bonds may have collateralized and uncollateralized components, are issued in various currencies and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. Government Securities as that term is defined in the Securities Exchnage Act of 1934. In light of the residual risk associated with the uncollateralized portions of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Brady Bonds could be subject to restructuring arrangements or to requests for new credit, which could cause the Fund to suffer a loss of interest or principal on its holdings. For further information, see "Brady Bonds" in the SAI.


     INVESTMENTS IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund is permitted to invest in certain emerging markets through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies which invest in securities that the Fund is permitted to purchase subject to the limits permitted under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay substantial premiums above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.


     NON-DIVERSIFIED INVESTMENTS. Because suitable investments in emerging market countries may be limited, the Fund is classified as "non-diversified" so that it may invest more than 5% of its total assets in the securities of a single issuer. This classification may not be changed without a shareholder vote. However, so that the Fund may continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, at the close of each quarter of the taxable year: (1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer; and (2) with respect to 50% of the market value of its total assets, not more than 5% will be invested in the securities of a single issuer; and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.


     To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. Also, since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company.

4.       ADDITIONAL INVESTMENT POLICIES


     The investment objective and all investment policies of each of the Funds and the Portfolios that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of a Fund or a Portfolio, as applicable. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares.
Unless otherwise indicated, all investment policies of the Funds are not fundamental and may be changed by the Board without approval by shareholders of the Fund. Likewise, nonfundamental investment policies of a Portfolio may be changed by the Core Trust Boards, or the Schroder Core Board as applicable, without shareholder approval. For more information concerning shareholder voting, see "Other Information - "The Trust and Its Shares" and "Core and Gateway(R) Structure."


     Unless otherwise indicated below, the discussion below of the investment policies of a Fund investing in a Portfolio(s) also refers to the investment policies of the Portfolio(s).


COMMON AND PREFERRED STOCK, WARRANTS AND RIGHTS

     Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a security to meet redemptions by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Emerging Markets Fund may also invest in stock rights which are options given to shareholders to buy additional shares at a predetermined price during a specified time period.


BORROWING


         Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund and International Equity Fund may each borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing). Emerging Markets Fund will not borrow money if, as a result, outstanding borrowings for temporary or emergency purposes would exceed an amount equal to one third of the Fund's total assets (computed immediately after the borrowing). No Fund may borrow more than 5% of the Fund's net assets for other than temporary or emergency purposes.


DIVERSIFICATION AND CONCENTRATION


         Each Fund (except Emerging Markets Fund) is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities or repurchase agreements covering U.S. Government securities. Each Fund reserves the right to invest up to 100% of its assets in one or more investment companies such as the Portfolios. International Equity Fund and Emerging Markets Fund have no limitations on the amount of assets invested in securities of issuers domiciled in a foreign country.

ILLIQUID SECURITIES


         No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets taken at current value would be invested in securities that are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board, the Schroder Core Board or the Core Trust Board). Under the supervision of the applicable Board, an Adviser determines and monitors the liquidity of portfolio securities.


REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

         Each Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

         Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% of the value of its total assets.

MARGIN AND SHORT SALES

         No Fund may purchase securities on margin or make short sales of securities, except short sales against the box. A short sale is "against-the-box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. These prohibitions do not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

FOREIGN EXCHANGE CONTRACTS


         Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund may invest in securities issued by foreign companies. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. No Fund or Portfolio will seek to benefit from anticipated short-term fluctuations in currency exchange rates. When investing in foreign securities, these Funds, will usually effect currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

     These Funds may enter into foreign currency forward contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in the currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly. International Portfolio has no present intention to enter into currency futures or options contracts but may do so in the future.


OPTIONS AND FUTURES TRANSACTIONS


         Each Fund may (1) purchase or sell (write) put and call options on securities to enhance its performance and (2) seek to hedge against a decline in the value of securities owned by a Fund or an increase in the price of securities a Fund plans to purchase through the writing and purchase of exchange-traded and over-the counter options on individual securities, broadly-based stock indices or financial indices and through the purchase and sale of futures and options on those futures contracts, all of which are referred to as "Hedging Instruments." To the extent that a Fund invests in foreign issues, it may purchase and sell options on foreign currencies or invest in foreign currency futures.


         The Hedging Instruments a Fund is authorized to use have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the investment adviser to predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments each Fund may use and the risks associated with them are described in greater detail under "Options and Hedging" in the SAI.

DEBT SECURITIES


     Each Fund except  Equity Index Fund may seek capital  appreciation  through investment in convertible or non-convertible debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to a Fund's or Portfolio's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Funds or Portfolios. The debt securities in which the Funds invest may be unrated. Emerging Markets Fund may invest up to 35% of its total assets in debt securities that are unrated or rated below investment grade (below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by S&P). See "Risk Considerations - Debt Securities." For a further description of S&P's and Moody's securities ratings see the Appendix to the SAI.



TEMPORARY DEFENSIVE POSITION


     When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of the investment, except in the case of the International Equity Fund, total assets in excess of one billion dollars and that are insured by the FDIC;
(3) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund or Portfolio has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories or, if not rated, determined by the Adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above. To the extent that Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund may invest in foreign issuers, they may also hold cash and bank instruments denominated in any major foreign currency.

PORTFOLIO TRANSACTIONS

         The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on market conditions. The Funds (or their respective Portfolios where applicable) may engage in short-term trading but their portfolio turnover rate is not expected to exceed 100%. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund or Portfolio were replaced in a one year period. Higher portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. The Advisers weigh the anticipated benefits of short-term investments against these consequences. Also, higher portfolio turnover rates may cause shareholders of a Fund to recognize greater capital gains for federal income tax purposes. See "Distributions and Tax Matters."

     The Advisers have no obligation to deal with any specific brokers or dealers in the execution of transaction on behalf of the Portfolios or the Funds. Consistent with the Funds' or Portfolios' policy of obtaining the best price consistent with quality of execution of transactions, a Fund and/or Portfolio's transactions may be conducted through certain affiliates of the Advisers (collectively "Affiliated Brokers"). A Fund or Portfolio's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board, the Core Trust Board or the Schroder Core Board, to provide that the commissions are comparable to those charged by unaffiliated qualified broker-dealers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with an Adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Adviser. The Advisers may effect transactions for the Funds (or the Portfolios) through brokers who sell Fund shares.


5.       RISK CONSIDERATIONS

FOREIGN INVESTMENTS

GENERAL


     All investments, domestic and foreign, involve certain risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. In general, an Adviser will invest only in securities of companies and governments in countries which it, in its judgment, considers both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and changes in foreign governmental attitudes towards private investment possibly leading to nationalization, increased taxation or confiscation of Fund assets. To the extent the Funds invest substantially in issuers located in one country or area, such investments may be subject to greater risk in the event of political or social instability or adverse economic developments affecting that country or area.


     Moreover, (1) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders; (2) commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; (3) accounting, auditing and financial reporting standards differ from those in the U.S., and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; (4) foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility; and (5) foreign securities trading practices, including those involving securities settlement, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

CURRENCY FLUCTUATIONS AND DEVALUATIONS


         Because International Equity Fund and Emerging Markets Fund will invest heavily in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of the Funds' investments. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

     Income from foreign securities will be received and realized in foreign currencies. A decline in the value of currencies in which a Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Fund's assets. This risk tends to be heightened in the case of investments in certain emerging market countries as further discussed below. A decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.


GEOGRAPHIC CONCENTRATION


     Emerging Markets Fund and International Equity Fund may invest more than 25% of their total assets in issuers located in any one country. To the extent it invests in issuers located in one country, a Fund is susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of a Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.


EMERGING MARKETS

POLITICAL AND ECONOMIC RISKS


         Emerging Markets Fund may invest in securities of issuers located in countries considered by some to be emerging market countries. The risks of investing in foreign securities may be greater with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, nationalization, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


         Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to price or convertibility, for example) than classes available to domiciliaries of the country. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund.

     Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved.

REGULATION AND LIQUIDITY OF MARKETS

         Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. Therefore, there is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates. These markets may have different clearance and settlement procedures. Securities settlements may, in some instances, be subject to delays and related administrative uncertainties. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Fund's intended investment program or result in investment losses due to intervening declines in security values.


         The securities markets of many foreign countries, including emerging market countries, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes securities traded in such markets may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of United States companies. These foreign markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Furthermore, reduced secondary market liquidity may make it more difficult for the Fund to determine the value of its portfolio securities or dispose of particular instruments when necessary.

         Investing in local markets, particularly emerging markets, may require the Fund to adopt special procedures, seek local government approvals or take other actions each of which may involve additional costs to the Fund. Brokerage commissions and other transaction costs on and off of foreign securities exchanges are also generally higher.


FINANCIAL INFORMATION AND STANDARDS AND REGULATION OF ISSUERS

     Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Often, available information about issuers and their securities is less extensive, and, in certain circumstances, substantially less extensive in foreign markets, and particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

CURRENCY FLUCTUATIONS AND DEVALUATIONS

         The risks associated with currency fluctuations and devaluations often are heightened with respect to investments in emerging market countries. For example, some currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. Some emerging market countries also may have managed currencies which do not freely float against the U.S. dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

INFLATION

         Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

DEBT SECURITIES


     Emerging Markets Fund may invest up to 35% of its total assets in debt securities including debt securities that are unrated or are rated below investment grade (below "Baa" by Moody's or "BBB" by S&P; (for a further description of Moody's and S&P's securities ratings please see the Appendix to the SAI.) Note that even debt securities rated "Baa" by Moody's are considered to have speculative characteristics. Below investment grade securities (and unrated securities of comparable quality) ("high yield/high risk securities") are predominantly speculative with respect to the capacity to pay interest and repay principal, and generally involve a greater volatility of price than securities in higher rating categories. These securities are commonly referred to as "junk" bonds. The risks associated with junk bonds are generally greater than those associated with higher-rated securities. The Fund is not obligated to dispose of securities due to rating changes by Moody's, S&P or other rating agencies. The Fund is not authorized to purchase debt securities that are in default, except for sovereign debt (discussed below) in which the Portfolio may invest no more than 5% of its total assets while such sovereign debt securities are in default.


     In purchasing high yield/high risk securities, the Fund will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. Nonetheless, investors should review the investment objective and policies of the Fund and consider their willingness to assume risk before making an investment.

     High yield/high risk securities' market values are affected more by individual issuer developments and are more sensitive to adverse economic changes than are higher-rated securities. Issuers of high yield/high risk securities may be highly leveraged and may not have more traditional methods of financing available to them. During economic downturns or substantial periods of rising interest rates, issuers of high yield/high risk securities, especially highly leveraged ones, may be less able to service their principal and interest payment obligations, meet their projected business goals, or obtain additional financing. The risk of loss due to default by the issuer is significantly greater for holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, the Portfolio may incur additional expenses if it is required to seek recovery upon a default by the issuer of such an obligation or participate in the restructuring of such obligation.

     Periods of economic uncertainty and change will likely cause increased volatility in the market prices of high yield/high risk securities and, correspondingly, the Fund's net asset value if it invests in such securities; market prices of such securities structured as zero coupon or pay-in-kind securities are more affected by interest rate changes and thus tend to be more volatile than securities that pay interest periodically and in cash.

     High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund would likely have to replace called securities with lower yielding securities, thus decreasing the Fund's net investment income and dividends to shareholders.


         While a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. In periods of reduced secondary market liquidity, prices of high yield/high risk securities may become volatile and experience sudden and substantial price declines. The Fund may, therefore, have difficulty disposing of particular issues to meet its liquidity needs or in response to a specific economic event (such as a deterioration in the creditworthiness of the issuer). Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Fund to obtain accurate market quotations (for purposes of valuing the Fund's investment portfolio): market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Under such conditions, high yield/high risk securities may have to be valued at fair value as determined by the Schroder Core Board or the Adviser under Board-approved guidelines.


         Adverse publicity and investor perceptions (which may not be based on fundamental analysis) may decrease the value and liquidity of high yield/ high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect the Fund's net asset value.

SMALL COMPANY INVESTMENTS


     While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure). Disposition by a Fund of a security, to meet redemption requests by shareholders or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. Accordingly, the net asset value of the Funds can be expected to fluctuate more than other portfolios.


     Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

6.       MANAGEMENT


     The business and affairs of the Funds are managed under the direction of the Board. The Trustees of the Trust are John Y. Keffer, Costas Azariadis, James
C. Cheng and J. Michael Parish. The business and affairs of Index Portfolio, International Portfolio and the various Portfolios in which Small Company Opportunities Fund invests, are managed under the direction of the Core Trust Board. The Trustees of the Trust also serve as the Trustees of Core Trust. The business and affairs of Schroder EM Core Portfolio are managed under the direction of the Schroder Core Board. The Trustees of Schroder Core are Peter E. Guernsey, John I. Howell, Clarence F. Michalis, Hermann C. Schwab, Mark J. Smith, David N. Dinkins, Peter S. Knight, and Sharon L. Haugh. Additional information regarding the Trustees and the respective executive officers of the Trust, Core Trust and Schroder Core may be found in the SAI under "Management - Trustees and Officers."


INVESTMENT ADVISERS

INVESTORS EQUITY FUND


         H.M. Payson & Co., located at One Portland Square, Portland, Maine 04101, serves as investment adviser to Investors Equity Fund. Subject to the general control of the Board, Payson is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, Payson receives an advisory fee at a rate of 0.65% of the Fund's average daily net assets.

     Payson was founded in Portland, Maine in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name. Payson is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. Payson provides investment management services through an investment advisory division and a trust division. As of August 31, 1998, Payson had approximately $1.05 billion in assets under management. Payson's clients include pension plans, endowment funds and institutional and individual accounts.

     Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, making investment decisions for the Fund and developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Peoples, located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of June 30, 1998, Peoples Heritage Financial Group had assets of approximately $9.8billion and Peoples and its affiliates managed assets in their trust departments with a value of approximately $939 million. Payson pays a fee to Peoples for its sub-advisory services. This fee is borne solely by Payson and does not increase the fee paid by shareholders of the Fund. For its services, Peoples receives a sub-advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.


     William N. Weickert, Jr., CFA, Dana R. Mitiguy, CFA and Jonathan W. White, CFA serve as the portfolio managers of Investors Equity Fund. William N. Weickert, Jr. has sixteen years of experience in the investment industry and is a Director, equity and fixed income Research Analyst and Portfolio Manager of Payson, with which he has been associated since 1989. Mr. Weickert received a Bachelor of Arts degree from Hobart College. Dana R. Mitiguy has fourteen years of experience in the investment industry and is the Chief Investment Officer for Peoples' Heritage Bank. Prior to joining Peoples in September 1995, Mr. Mitiguy served as a Vice President at Key Trust of Maine. Mr. Mitiguy received a Bachelor of Arts degree from Middlebury College. Jonathan W. White, a member of the Peoples Investment Committee and Chief Investment Officer for the Bank of New Hampshire, another subsidiary of Peoples Heritage Financial Group, has over 25 years of experience in the investment industry. From 1989 through 1994, Mr. White was an investment associate with Connecticut Seed Ventures. Mr. White received a Bachelor of Arts degree from Dartmouth College and a Masters in Business Administration from the University of New Hampshire.

EQUITY INDEX FUND


     Subject to the general supervision of the Core Trust Board, Norwest Investment Management, Inc., located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, provides investment advisory services to Index Portfolio. Norwest manages the investment and reinvestment of the assets of Index Portfolio and continuously reviews, supervises and administers the Portfolio's investments. It is the responsibility of Norwest to make decisions relating to Index Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, Norwest receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. The investment advisory fees paid to Norwest by Index Portfolio are borne indirectly by Equity Index Fund. Norwest is an indirect subsidiary of Norwest Bank, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998, Norwest Corporation had assets of approximately $93 billion, which made it the 12th largest bank holding company in the United States, and Norwest and its affiliates managed assets with a value in excess of $29 billion.


     David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of Index Portfolio. Mr. Sylvester has been associated with Norwest or its affiliates since 1979 and currently is a Managing Director - Reserve Asset Management. Ms. White has been associated with Norwest or its affiliates since 1991 and is a Director - Reserve Asset Management. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996.

SMALL COMPANY OPPORTUNITIES FUND


     Forum Investment Advisors, LLC serves as investment adviser to Small Company Opportunities Fund. Subject to the general control of the Board, Forum Advisors is responsible for, among other things, making allocation decisions on behalf of the Fund and developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was organized under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.25% of the Fund's average daily net assets. The Fund also bears an investment advisory fee at a blended rate based on the investment advisory fees of the Portfolios in which the Fund invests. The total fee payable by the Fund through its investments in the Portfolios will vary based on the percentage of its assets invested in each Portfolio.

     Mark Kaplan, CFA, serves as the portfolio manager of the Fund. Mr. Kaplan has over fourteen years of experience in the investment industry and has been a Managing Director at Forum Investment Advisors, LLC, where he is responsible for investment advisory services, since September 1995. Before that, Mr. Kaplan was Managing

Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Prior thereto, Mr. Kaplan was a securities analyst in the investment division of UNUM Life Insurance Company. Mr. Kaplan has a Masters in Business Administration from Boston University. Forum Advisors is controlled by John Y. Keffer, President and Chairman of the Trust and is located at Two Portland Square, Portland, Maine 04101. As of June 30, 1998, Forum Advisors provided investment advisory services to registered investment companies with assets of approximately $1.9 billion.

         Norwest serves as investment adviser to Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, the four Core Trust portfolios in which the Fund invests. It is the responsibility of Norwest to make investment decisions and to continuously review, supervise and administer each Portfolio's investment program or to oversee the investment decisions of the Portfolio's investment subadviser, as applicable. For its services as investment adviser, Norwest receives an advisory fee at an annual rate of 0.25%, 0.90%, 0.90% and 0.95% of the net assets of Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, respectively. For a description of Norwest, see "Management -- Investment Advisers -- Equity Index Fund."


         To assist Norwest in carrying out its obligations, Core Trust and Norwest have retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continuously reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvises. Norwest (and not the Portfolios) pays each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.


     Crestone Capital Management, Inc., which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment advisory subsidiary of Norwest Bank, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1998, Crestone managed assets with value of approximately $325 million. Kirk McCown is primarily responsible for the day-to-day management of the Small Company Stock Portfolio. Mr. McCown has been associated with Norwest or its affiliates since 1993 and is the founder, President, and Director of Crestone. Mr. McCown has served as the portfolio manager for Small Company Stock Portfolio since it commenced operations in June 1997.

     Peregrine Capital Management, Inc., which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings- investment plans and 401(k) plans. As of June 30, 1998, Peregrine managed approximately $5.8 billion in assets. Tasso H. Coin, Jr. and Douglas G. Pugh are responsible for the day-to-day management of Small Company Value Portfolio. Mr. Coin has been associated with Norwest or its affiliates since 1995 and has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Pugh has been associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Prior thereto, he was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation. Mr. Coin and Mr. Pugh have served as portfolio managers for Small Company Value Portfolio since it commenced operations in June 1997.

     Smith Asset Management Group, L.P., which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, serves as investment subadviser to Small Cap Value Portfolio. Smith, and investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 30, 1998, Smith managed over $634 million in assets. Mr. Smith has been associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of Smith since 1995. Mr. Smith previously served as a senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund. Mr. Smith has served as the portfolio manager of Small Cap Value Portfolio since it commenced operations in October 1997.


INTERNATIONAL EQUITY FUND AND EMERGING MARKETS FUND


         Schroder Capital Management International Inc. manages the investment and reinvestment of the assets of International Portfolio and Schroder EM Core Portfolio, the portfolios into which International Equity Fund and Emerging Markets Fund, respectively, invest their assets. SCMI continuously reviews, supervises and administers each Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolios' investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services under the investment advisory agreements between SCMI and Core Trust and between SCMI and Schroder Core, SCMI is entitled to receive advisory fees at the annual rates of 0.45%, in the case of International Portfolio, and 1.00%, in the case of Schroder EM Core Portfolio, of the Portfolio's average daily net assets.

         The investment advisory fees paid to SCMI by International Portfolio and Schroder EM Core Portfolio are borne indirectly by International Equity Fund and Emerging Markets Fund, respectively.


     SCMI, located at 787 Seventh Avenue, New York, New York 10019, is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The investment management subsidiaries of the Schroder Group had, as of June 30, 1998, assets under management of approximately $175 billion.

     Michael Perelstein, a Senior Vice President of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of International Portfolio's investment portfolio. Mr. Perelstein has been a Senior Vice President of SCMI since January 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Mr. Perelstein has served as portfolio manager of International Portfolio since January 1997.

     Schroder EM Core Portfolio's current investment managers are John A. Troiano, a Vice President of Schroder Core, who has managed the Portfolio's assets since its inception, assisted by the management team of Heather Crighton and Mark Bridgeman, who are responsible for the day-to-day management of the investment portfolio. Mr. Troiano, Chief Executive Officer of SCMI since April 1, 1997, has been a Managing Director of SCMI since October 1995 and has been employed by Schroder Group companies in the investment research and portfolio management areas since 1981. Ms. Crighton is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992. Mr. Bridgeman, also a Vice President of SCMI, has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1990.


THE ADMINISTRATOR

         On behalf of the Funds, the Trust has entered into an administrative services agreement with Forum Administrative Services, LLC. FAdS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities, necessary personnel to ensure the effective operation of the Trust, as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS receives from each Fund a fee at an annual rate of 0.20% of the Fund's average daily net assets.

         FAdS also serves as administrator of each Portfolio of Core Trust. For these services, FAdS is entitled to receive fees at annual rates of 0.15% of International Portfolio's average daily net assets and 0.05% of each other Portfolio's average daily net assets.

         As of June 30, 1998, FAdS and its affiliates provided management administration and distribution services to registered investment companies with assets of approximately $38 billion. As of the date of this Prospectus each of FAdS, FFSI, FAcS and FSS was controlled by John Y. Keffer, president and Chairman of the Trust and was located at Two Portland Square, Portland, Maine

     Schroder Fund Advisors Inc. ("Schroder Advisers"), 787 Seventh Avenue, New York, New York 10019 serves as administrator for EM Schroder Core Portfolio. Schroder Advisors is a wholly owned subsidiary of SCMI. For these services, Schroder Advisors receives an administrative services fee at an annual rate of 0.10% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a subadministration agreement with FAdS. Under the agreement, FAdS is entitled to a fee for its services with respect to Schroder EM Core Portfolio at an annual rate of 0.075% of the Portfolio's average daily net assets.

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and the Portfolios, including determination of each Fund's and Portfolio's net asset value, pursuant to separate agreements between FAcS and each of the Trust, Core Trust and Schroder Core

THE DISTRIBUTOR

     Pursuant to a distribution agreement with the Trust, Forum Financial Services, Inc. acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI receives, and may reallow to certain financial institutions (i.e. selected brokers or dealers), the sales charge paid by the purchasers of the Funds' shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions (i.e. selected brokers or dealers) through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICING


         Shareholder inquiries and communications concerning a Fund may be directed to FSS, the Funds' transfer agent and dividend disbursing agent. FSS maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS receives a fee at an annual rate of 0.25% of each Fund's average daily net assets plus $12,000.


     FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or financial institutions which agree to comply with the terms of the Transfer Agency and Services Agreement. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. Fund shares may also be available for purchase through these financial institutions as described under "Purchase and Redemptions of Shares - Purchases and Redemptions Through Financial Institutions."

EXPENSES OF THE TRUST


     The Trust is obligated to pay for all its expenses. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. Each Fund's expenses include the Fund's pro rata share of the operating expenses of the Portfolio or Portfolios, if any, in which it invests, which are borne indirectly by the Fund's shareholders. A Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's service contracts, custodian fees, fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's, trustees, officers and employees and other personnel performing services for the Trust, and registration fees and related expenses.


         Each Adviser and each other service provider in its sole discretion, may waive all or any portion of its respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.


YEAR 2000 AND EURO

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular foreign service providers) to the Funds do not properly process and calculate date related information and data from and after January 1, 2000 or information regarding the new common currency of The European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments. The Advisers and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

7.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION


         Investments in a Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.


PURCHASES


     Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas . Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Business Day. Fund shares become entitled to receive dividends on the same Business Day that the order is accepted.


         The Funds reserve the right to reject any subscription for the purchase of their shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS


     Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of a Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive dividends declared on the day on which the redemption becomes effective.

         Normally, redemption proceeds are paid immediately following, but in no event later than seven days following, receipt of a redemption order in proper form by FSS. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

         Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of a Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

         The Trust employs reasonable procedures to insure that telephone orders are genuine including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

         Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES


         The following purchase and redemption procedures and shareholder services apply to investors who invest in a Fund directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this prospectus. For those shareholder services not referenced on the account application, investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

     There is a $2,000 minimum for initial investments in any Fund ($1,000 for individual retirement accounts).

         BY MAIL. Investors may send a check made payable to the Trust along with a completed account application for a Fund to FSS. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

         For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.


         BY BANK WIRE. To make an initial investment in any Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, MA
         ABA# 011000390

         Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171

         Re: [Name of Fund]
         Account #:______________
         Account Name: __________


         The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal funds.


SUBSEQUENT PURCHASES OF SHARES


         There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.


REDEMPTION OF SHARES

         Shareholders that wish to redeem shares by telephone or by check or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.


         BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See "Purchase and Redemption Procedures -- Other Redemption Matters."

         BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

         BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the Business Day after the redemption request in proper form is received by FSS.

         AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

     OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name and address; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

         Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

         FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost, all distributions on the account will be reinvested in additional shares of a Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.


SALES CHARGES

         The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for each Fund as follows:

                                                 PUBLIC OFFERING          NET ASSET           DEALERS'
AMOUNT OF PURCHASE                                    PRICE                VALUE*           REALLOWANCE
-------------------------------------------- ------------------------ ------------------ -------------------
less than $100,000                                    4.00%                 4.17%              3.50%
$100,000 but less than $200,000                       3.50%                 3.63%              3.10%
$200,000 but less than $400,000                       3.00%                 3.09%              2.70%
$400,000 but less than $600,000                       2.50%                 2.56%              2.25%
$600,000 but less than $800,000                       2.00%                 2.04%              1.75%
$800,000 but less than $1,000,000                     1.50%                 1.52%              1.30%
$1,000,000 and up                                     0.50%                 0.50%              0.40%

* Rounded to the nearest one-hundredth percent.

         FFSI's commission is the sales charge shown above less any applicable discount reallowed to selected brokers and dealers (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to selected brokers and dealers in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to selected brokers or dealers for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging;
(2) tickets for entertainment events; and (3) merchandise.

     No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Selected Dealer Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisers, FFSI, any of their affiliates or any organization with which FFSI has entered into a selected dealer or processing agent agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares - Exchanges"; and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.


         REDUCED SALES CHARGES. For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

     RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of shares of a Fund held by the investor. For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.


         LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.


         An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

         Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

     The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

         If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.


         EXCHANGES BY MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guaranteed is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

         EXCHANGES BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at
(207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.


RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS


         A single Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000, and the minimum subsequent investment is $250. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.


EMPLOYEE BENEFIT PLANS

         A Fund may be a suitable investment vehicle for part of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS


     Shares may be purchased and redeemed through certain broker-dealer banks, trust companies and their affiliates, and other financial institutions, including affiliates of the FSS. Certain financial institutions (i.e. selected brokers and dealers) may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any institution to promptly forward these requests.

     Investors who purchase shares through a financial institution may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their financial institution, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their financial institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their financial institution. Customers who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their financial institution's and a Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer financial institutions are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other financial institutions may also enter purchase orders with payment to follow.

     Certain shareholder services may not be available to shareholders who have purchased shares through a financial institution. These shareholders should contact their financial institution for further information. The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers. The Trust is not responsible for the failure of any financial institution to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.


8.       DISTRIBUTIONS AND TAX MATTERS

THE FUNDS

DISTRIBUTIONS

         Distributions of each Fund's net investment income are declared and paid annually. Distributions of net realized long-term capital gain are distributed annually by each Fund.

         Shareholders may have all distributions reinvested in additional shares of the Fund in which they invest or received in cash. In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund in which they invest and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund.


         All distributions are reinvested unless another option is selected. All distributions will be reinvested at a Fund's net asset value as of the payment date of the dividend.. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES


         Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because each Fund intends to distribute all of their net investment income and net capital gain each year, each Fund should avoid all Federal income and excise taxes.

         Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain, regardless of how long a shareholder has held shares in a Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Any distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that the income or gain comprising adistribution was accrued by a Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. All distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the distribution.

         It is expected that a portion of the distributions paid by Investors Equity Fund, Equity Index Fund, and Small Company Opportunities Fund will qualify for the dividends received deduction for corporations.


         The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

         Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

         EFFECT OF FOREIGN TAXES. With respect to each Fund that invests in foreign securities, foreign governments may impose taxes on the Fund or Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

         If International Equity Fund and Emerging Markets Fund are eligible to do so, each intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio in which the Fund invests. If a Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund or Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

THE PORTFOLIOS

         The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gain and losses of a Portfolio are deemed to have been "passed through" to the Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes, with respect to which shareholders may be entitled to claim a credit or deduction.

9.       OTHER INFORMATION

PERFORMANCE INFORMATION


     Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.


         Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

     Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer  and in the  view of FAdS  would  permit  a bank or bank  affiliate  to perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE


         The Trust determines the net asset value per share of a Fund as of 4:00 p.m., Eastern Time, on each Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board, the Core Trust Board or the Schroder Core Board, as applicable, or pursuant to procedures approved by the Board, the Core Trust Board, or the Schroder Core Board, as applicable.


THE TRUST AND ITS SHARES

         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

         Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


     From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 1998, Bank of New Hampshire may be deemed to have controlled Investors Equity
Fund, Peoples Heritage Bank may be deemed to have controlled Equity Index Fund through investments in the Funds by their customers. As of the same date, Donaldson, Lufkin & Jenrette Sec Corp. may be deemed to have controlled International Equity Fund, Small Company Opportunities Fund and Emerging Markets Fund through investments in the Funds by their clients. As of this date, Forum Administrative Services, LLC and/or its affiliates had controlling interests in International Equity Fund, Small Company Opportunities Fund and Emerging Markets Fund.

CORE AND GATEWAY(R) STRUCTURE


THE PORTFOLIOS


         Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, which has substantially the same investment objective and policies as the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing in several Portfolios. Accordingly, the Portfolios directly acquire their own securities and the Funds acquire an indirect interest in those securities. Index Portfolio, International Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio are separate series of Core Trust, a business Trust organized under the laws of the State of Delaware in September 1994. Schroder EM Core Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Each of Core Trust and Schroder Core is registered as an open-end, management, investment company. Core Trust currently has 21 separate portfolios and Schroder Core currently has eight separate portfolios. The assets of each Portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, the Portfolio and no other portfolio of the respective trust.


         The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Investment Objectives and Policies" and "Management" for a complete description of the Portfolios' investment objective, policies, restrictions, management, and expenses.

         The Funds' investment in the Portfolios is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, each of the Portfolios has at least one other open-end management investment company that invests in the Portfolio. The Portfolios may permit other investment companies or institutional investors to invest in them. All investors in a Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

     The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in a Portfolio, they could hold have voting control of the Portfolio.


         The Portfolios will not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as a Fund investing in the Portfolio, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Portfolio. Information regarding the funds that invest in the Schroder EM Core Portfolio and any such funds in the future will be available from Schroder Core by calling FFSI at (800) 290-9826. Information regarding the funds that invests in the other Portfolios and any such funds in the future will be available from Core Trust by calling FFSI at (207) 879-1900.


     Under the Federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Both Core Trust and Schroder Core, their respective Trustees and certain of their officers are required to sign the registration statement of the Trust and the registration statements of certain other publicly-offered investors in the Portfolio. In addition, under the Federal securities laws, Core Trust and Schroder Core could be liable for a misstatements or omissions of a material fact in any proxy soliciting material of a publicly-offered investor in Core Trust or Schroder Core, including the Fund

Under the Trust Instrument for Core Trust, each investor in Index Portfolio or International Portfolio, including the Trust, indemnifies Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims. Likewise, under the Trust Instrument for the Schroder Core, each investor in the Schroder EM Core Portfolio, including the Trust, indemnifies Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims. Indemnified claims are those brought against Core Trust Indemnitees or Schroder Core Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core in the investor's registration statement or proxy materials that was supplied to the investor by Core Trust or Schroder Core. Similarly, Core Trust and Schroder Core indemnify each investor in their respective Portfolios, including the Funds, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core that is supplied to the investor by Core Trust or Schroder Core. In addition, each registered investment company investor in a Portfolio indemnifies each Core Trust Indemnitee or Schroder Core Indemnitee, as applicable, against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust or Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of each of Core Trust and Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust or in Schroder Core, Core Trust's and Schroder Core's liability is similarly limited to information about and supplied by Core Trust or Schroder Core, respectively.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS

         A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Fund's Adviser, or another investment adviser or the investment of Fund's assets in another pooled investment entity. The inability of a Fund to find a suitable replacement investment, in the event that the Fund's Adviser did not manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

         Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust or Schroder Core, as applicable. The risk to an investor in a Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of a Portfolio, investors, including the Fund, would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

Account Application

                                EQUITY INDEX FUND
                              INVESTORS EQUITY FUND
                        SMALL COMPANY OPPORTUNITIES FUND
                            INTERNATIONAL EQUITY FUND
                              EMERGING MARKETS FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                     Distributor:

         Forum Shareholder Services, LLC        Forum Financial Services, Inc.
         P.O. Box 446                           Two Portland Square
         Portland, Maine 04112                  Portland, Maine  04101
         207-879-0001                           207-879-1900

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus dated October 1, 1998, as amended from time to time, offering shares of Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund (each, a "Fund" and collectively, the "Funds") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.


Each Fund, except for Investors Equity Fund, currently seeks to achieve its investment objective by holding the securities of one or more separate portfolios of registered open-end management investment company.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                TABLE OF CONTENTS
                                                                           PAGE

   1.     General......................................................
   2.     Investment Policies..........................................
   3.     Additional Investment Policies...............................
   4.     Performance Data.............................................
   5.     Management...................................................
   6.     Determination of Net Asset Value.............................
   7.     Portfolio Transactions.......................................
   8.     Additional Purchase and
             Redemption Information....................................
   9.     Tax Matters..................................................
   10.    Other Information............................................

          Appendix A - Control Persons and Principal Holders of Securities  A-1
          Appendix B - Description of Securities Ratings..............      B-1
          Appendix C - Additional Advertising Materials...............      C-1

1.  GENERAL


THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Trustees (the "Board"), without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently has authorized shares of twenty-three series, including series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

Investors High Grade Bond Fund                              Austin Global Equity Fund
Investors Bond Fund                                         Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                                          Quadra Growth Fund
Maine Municipal Bond Fund                                   Quadra Value Equity Fund
New Hampshire Bond Fund                                     Equity Index Fund
Daily Assets Government Fund                                Investors Equity Fund
Daily Assets Government Obligations Fund                    Investors Growth Fund
Daily Assets Cash Fund                                      Small Company Opportunities Fund
Daily Assets Treasury Obligations Fund                      International Equity Fund
Daily Assets Municipal Fund                                 Emerging Markets Fund
Payson Value Fund                                           Polaris Global Value Fund
Payson Balanced Fund

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of October 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.


"CFTC" means the Commodity Futures Trading Commission.


"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"Core Trust Portfolio" means Index Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, each, a series of Core Trust.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FSS" means Forum Shareholder Services, LLC.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Investment Advisors, LLC.

"Fund"  means  Equity  Index  Fund,   Investors   Equity  Fund,   Small  Company
Opportunities Fund, International Equity Fund or Emerging Markets Fund.

"Fund Business Day" has the meaning ascribed thereto in the Funds' current Prospectus.

"NRSRO" means a nationally recognized statistical rating organization.

"Norwest" means Norwest Investment Management, Inc.

"Norwest Bank" means Norwest Bank Minnesoata, N.A.

"Peoples" means Peoples Heritage Bank


"Portfolio" means Index Portfolio, , International Portfolio, Schroder EM Core Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio or Small Cap Value Portfolio.

"SAI" means this Statement of Additional Information.

"SCMI" means Schroder Capital Management International, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Schroder Core" means Schroder Capital Funds, a Delaware business trust.

"Schroder Core Board" means the Board of Trustees of Schroder Core.

"Schroder Core Portfolio" means International Portfolio and Schroder EM Core Portfolio.

"Trust" means Forum Funds, a Delaware business trust.


"U.S. Government Securities" means securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

INTRODUCTION


The following information supplements the discussion found under "Investment Objective and Policies" in the Prospectus. Investors Equity seeks to achieve its investment objective by investing directly in portfolio securities. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund currently seeks to achieve its investment objective by investing all of its investment assets in a Portfolio, that has substantially the same investment objective and policies. Because each Fund has substantially the same investment policies as the Portfolio in which it invests and currently invests all of its assets in that Portfolio, investment policies for these Funds and the Portfolios in which they invest are generally discussed in reference to the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing its assets in two or more Portfolios. Accordingly, that Fund may invest in certain of the instruments described below through the Portfolios in which it invests.


Each of International Fund and Emerging Markets Fund normally invests at least 65% of its total assets in equity securities of companies domiciled outside the United States, including common and preferred stock, convertible securities, depository receipts, and warrants or rights to purchase such equity securities. Investments also may be made in debt obligations of foreign governments, corporations and international or supranational organizations (and their agencies or instrumentalities).

For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, each Fund may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit and bankers' acceptances of U.S. banks. Each Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency. In anticipation of foreign exchange requirements and to avoid losses due to adverse movements in foreign currency exchange rates, International Equity Fund and Emerging Markets Fund also may enter into forward contracts to purchase and sell foreign currencies. See "Forward Foreign Currency Exchange Contracts" below.

ILLIQUID AND RESTRICTED SECURITIES


No Fund may invest may invest more than 15% of its net assets in illiquid investments. "Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which a Fund may invest in "restricted securities". In connection with the Funds' original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by a Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.


LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (1) on each business day, at least equal the market value of the loaned securities; and (2) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund's investment advisor. When lending portfolio securities, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. A Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the investment adviser to the Fund. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises that have remaining maturities not exceeding one year. Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above are backed by the full faith and credit of the U.S. Government.

BANK OBLIGATIONS

Each Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances ) having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

Each Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. Each Fund will invest in instruments issued by foreign banks which, in the view of its investment adviser and the Trustees of the Trust, Core Trust or Schroder Core, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks used by the Fund.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Funds may invest in commercial paper, that is, short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Corporation ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

REPURCHASE AGREEMENTS

Each Fund may invest in securities subject to repurchase agreements maturing in seven days or less with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

CONVERTIBLE SECURITIES

The Funds may invest in convertible preferred stocks and convertible debt securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

DEBT-TO-EQUITY CONVERSIONS

Emerging Markets Fund may invest up to 5% of its net assets in debt-to-equity conversions incident to corporate reorganizations. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries, particularly in Latin America, and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI believes that debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation and intends to invest assets of the Portfolio to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Portfolio will be able to convert all or any of its emerging market debt portfolio into equity investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies), International Equity Fund and Emerging Markets Fund may engage in transactions in forward foreign currency contracts.

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell a currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. International Equity Fund and Emerging Markets Fund may each enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit a Fund's ability to effectively hedge its investments in those emerging markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

A Fund will enter into forward contracts under certain instances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, wish to secure the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale (for a fixed amount of dollars or other currency) of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against possible loss (resulting from adverse changes in the relationship between the U.S. dollar or other currency being used for the security purchase and the foreign currency in which the security is denominated) during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

In addition, when a Fund anticipates purchasing securities at some future date, and wishes to secure the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to part or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

In all of the above instances, if the currency in which a Fund's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased, then the Fund will have realized fewer gains than if the Fund had not entered into the forward contracts. Furthermore, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

To the extent that a Fund enters into forward foreign currency contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Fund may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold should the Fund be unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. A Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company (see "Taxation").

A Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by SCMI. Generally, a Fund will not enter into a forward contract with a term of greater than one year.

OPTIONS AND HEDGING

As discussed in the Prospectus, certain Funds (and Portfolios) may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and may purchase options of the same series to effect closing transactions; and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives a Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give a Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

The OCC or other clearing corporation or exchange that issues listed options ensures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC options, variables such as expiration date exercise price and premium will be agreed between a Fund and the transacting dealer. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. A Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

OPTIONS ON FOREIGN CURRENCIES. International Equity Fund and Emerging Markets Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, a Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. A Fund may also purchase call and put options to close out written option positions.

A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, a Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions.

Markets in foreign currency options are relatively new and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar: as a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

COVERED CALL WRITING. Emerging Markets Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. Equity Index Fund and Investors Equity Fund may write covered calls on up to 100% of their total assets if the calls are listed on a domestic securities or commodities exchange. Generally, a call option is "covered" if a Fund owns (or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call or greater than the exercise price of the call written if the mark to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Portfolio holds in a segregated account maintained with its custodian.

A Fund will receive a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by a Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

With respect to listed options and certain OTC options, during the option period a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security

(currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Options written by a Fund will normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

COVERED PUT WRITING. As a writer of a covered put option, a Fund would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times a Fund maintains with its custodian (in a segregated account) cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period a Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

A Fund will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when the investment adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

PURCHASING CALL AND PUT OPTIONS. Equity Index Fund and Investors Equity Fund may purchase put options ("puts") that relate to: (1) securities it holds; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (3) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The fund may purchase calls: (a) as to securities, broadly-based stock indices or Stock Index Futures, or (b) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Fund would not exceed 5% of the Fund's total assets. Emerging Markets Fund may purchase listed and OTC call and put options in amounts equaling up to 5u of its total assets. A Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by a Fund.

A Fund may purchase put options on securities (currencies) which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater then the premium paid for the option, a Fund would incur no additional loss. In addition, a Fund may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases, but has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash or U.S. Government or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Fund may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If a Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (4) interruption of the normal operations on an exchange; (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions will be entered into by a Fund only with brokers or financial institutions deemed creditworthy by its investment adviser or subadviser.

Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

The extent to which a Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and a Fund's intention to qualify as such (see "Taxation").

FUTURES CONTRACTS. Certain Funds may purchase and sell interest rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency futures") and on such indices of U.S. and foreign securities as may exist or come into being ("index futures").

A Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Fund may sell an interest rate futures contract. If declining interest rates are anticipated, a Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

A Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it anticipates that the prices of securities it holds may fall, a Fund may sell an index futures contract. Conversely, if a Fund wishes to hedge against anticipated price rises in those securities which it intends to purchase, the Fund may purchase an index futures contract.

A Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out short or long positions maintained by a Fund in corresponding futures contracts.

Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.


INTEREST RATE FUTURES CONTRACTS. When a Fund enters into an interest rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash or U.S. Government Securities or other high grade short-term obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or U.S. Government Securities (called "variation margin") with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract.


CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI will assess such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

INDEX FUTURES CONTRACTS. Each Fund, except International Equity Fund, may invest in index futures contracts. An index futures contract sale creates an obligation by a Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

A Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Fund may be required to make additional margin payments during the term of the contract.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.

OPTIONS ON FUTURES CONTRACTS. A Fund may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

A Fund will purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract

(purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the investment adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Adviser seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of a Fund's investment portfolio.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of a Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which a Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by a Fund.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by a Fund. However, it is possible that the futures market may advance and the value of a Fund's securities (or the currency in which they are denominated) may decline. If this occurs, a Fund will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated), and the value of such securities (currencies) decreases, then a Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

If a Fund has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained at its Custodian) cash, U.S. Government Securities or other high grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract, or by holding a call option permitting a Fund to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if a Fund holds a long position in a futures contract it will hold cash, U.S. Government Securities or other high grade debt obligations equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for a Fund by its Custodian. Alternatively, a Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges and brokerage commissions, clearing costs and other transaction costs may be higher. Greater margin requirements may limit a Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of a Fund's foreign exchange transactions.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund's investment adviser.

While the futures contracts and options transactions to be engaged in by a Fund for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which a Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

There may exist an imperfect correlation between the price movements of futures contracts purchased by a Fund and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract, which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

The extent to which a Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

FOREIGN SECURITIES

Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. The Funds' investment adviser, will, in general, invest only in securities of companies and governments of countries which, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Portfolio assets. WARRANTS AND STOCK RIGHTS. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). A Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, a Fund may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.


DEPOSITARY RECEIPTS

Investments in securities of foreign issuers may on occasion be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets.

Unsponsored depositary recepts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

USE OF FORWARD CONTRACTS IN FOREIGN EXCHANGE TRANSACTIONS

To protect or "hedge" against adverse movements in foreign currency exchange rates, International Equity Fund and Emerging Markets Fund may invest in forward contracts to purchase or sell an agreed-upon amount of a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency which is sold, they expose a Fund to the risk that the counterparty is unable to perform and they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

HIGH YIELD/JUNK BONDS

International Equity Fund may invest up to 5% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Emerging Markets Fund may invest up to 35% of its assets in such high yield/high risk securities. Securities rated lower than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative. Junk bonds may be issued as a consequence of corporate restructurings (such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events) or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980's paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goal, or to obtain additional financing. In addition, the market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal laws require the divestiture by federally insured savings and loans associations of their investments in high yield bonds. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield securities, the financial condition of issuers of these securities, and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

SHORT SALES AGAINST-THE-BOX

After the Fund makes a short sale against-the-box, while the short position is open, the Fund must own an equal amount of the securities sold short; or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short.


Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with repsect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed yo have sold the appreciated security and thus will recognize gain for tax purposes.

3. ADDITIONAL INVESTMENT POLICIES


The following investment limitations restate or are in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies and Risk Considerations" in the Prospectus. Each Fund has adopted the following investment limitations, which are fundamental policies of the Funds unless otherwise stated. Each Fund that invests in a Portfolio has substantially the same fundamental investment policies as the Portfolio in which it invests. Thus, reference to any Fund that invests in a Portfolio generally refers also to the Portfolio in which that Fund invests:

(a)      Diversification:


No Fund (other than Emerging Markets Fund, which as a non-fundamental policy is non-diversified) may, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.


(b)      Illiquid Securities

No Fund (except for Emerging Markets Fund and Small Company Opportunities Fund) will invest more than 10% of its assets in "illiquid securities", which are securities that cannot be disposed of within seven days at their then current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below: (1) "restricted securities", which are securities that cannot be resold to the public without registration under the Federal securities laws and (2) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

As a nonfundamental policy, Emerging Markets Fund and Small Company Opportunities Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1993 Act, as amended ("Restricted Securities").

(c)      Concentration


Investors Equity Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section
12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Small Company Opportunities Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry;
provided, however, that there is no limit on investments in U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Neither Equity Index Fund nor International Equity Fund may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided, however that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Emerging Markets Fund will not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


(d)      Underwriting Activities

No Fund (except Emerging Markets Fund and Small Company Opportunities Fund) will underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

Neither Emerging Markets Fund nor Small Company Opportunities Fund may underwrite securities of other issuers, except to the extent that a Fund may be considered to be acting as an underwriter in connection with the disposition of its portfolio securities.

(e)      Borrowing


Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund and International Equity Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).


Emerging Markets Fund will not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one third of the Fund's total assets.



As a non-fundamental policy, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Equity Fund and Small Company Opportunities Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of each Fund's net assets.

(f)      Pledging

International Fund may not pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund.

As a non-fundamental policy, Emerging Markets Fund, Equity Index Fund, Investors Equity Fund and Small Company Opportunities Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(g)      Margin and Short Sales

Emerging Markets Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against-the-box"), and provided that transactions in futures contracts and options are not deemed to constitute selling short.

International Equity Fund may not purchase securities on margin or sell short.

No Fund (other than Emerging Markets Fund, International Equity Fund and Small Company Opportunities Fund) may: (1) purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies or (2) sell securities short.

As non-fundamental policies, Small Company Opportunities Fund may not purchase securities on margin, or make short sales of any securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. Small Company
Opportunities Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

(h)      Investing for Control

No Fund (except for Small Company Opportunities Fund) may make investments for the purpose of exercising control or management; provided that investments by Emerging Markets Fund in entities created under the law of a foreign country solely to facilitate investment in that country are not deemed to be for the purpose of exercising control or management under this limitation.

(i)      Real Estate

No Fund (except for Emerging Markets Fund and Small Company Opportunities Fund) may purchase or sell real estate, provided that the a Fund may invest in securities issued by companies which invest in real estate or interests therein.

Small Company Opportunities Fund may not purchase or sell real estate or any interest therein, except that it may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein. As a non-fundamental policy, Small Company Opportunities Fund may not invest in real estate limited partnerships.

Emerging Markets Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(j)      Lending

International Fund will not make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan.

Equity Index Fund and Investors Equity Fund will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

Neither Emerging Markets Fund nor Small Company Opportunities Fund may make loans, except a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

Emerging Markets Fund will not lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Portfolio may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

(k)      Purchases and Sales of Commodities

International Equity Fund will invest in commodities; commodity contracts other than foreign currency forward contracts; or oil, gas and other mineral resource, lease, or arbitrage transactions.

Neither Emerging Markets Fund nor Small Company Opportunities Fund may purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but Emerging Markets Fund may purchase or sell options and futures contracts or invest in securities or other instruments backed by physical commodities, and Small Company Opportunities Fund may purchase, sell or enter into financial options and futures and forward currency contracts and other financial contracts or derivative instruments.

No Fund (other than Emerging Markets Fund, International Equity Fund and Small Company Opportunities Fund) will invest in commodities or commodity contracts (other than Hedging Instruments which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

(l)      Options and Futures Contracts

International Equity Fund may not write, purchase or sell options or puts, calls, straddles, spreads, or combinations thereof.

No Fund (other than Emerging Markets Fund, International Equity Fund and Small Company Opportunities Fund) may purchase or write puts or calls except as permitted by any of its other fundamental investment policies.

(m)      Warrants

No Fund (except for Emerging Markets Fund and Small Company Opportunities Fund) may invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.) This policy is non-fundamental with respect to Emerging Markets Fund, Equity Index Fund and Small Company Opportunities Fund.

(n)      Other Investment Companies

As  a   non-fundamental   policy,   Emerging  Markets  Fund  and  Small  Company
Opportunities Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(o)      Issuance of Senior Securities

Emerging Markets Fund and Small Company Opportunities Fund may not issue senior securities except to the extent permitted by the 1940 Act.

(p)      Lending of Portfolio Securities

As a non-fundamental policy, neither Emerging Markets Fund nor Small Company Opportunities Fund may lend portfolio securities if the total value of all loaned securities would exceed one-third or 25%, respectively, of the Fund's total assets.

4.  PERFORMANCE DATA


The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

For the period beginning December 24, 1997 (the commencement of operations) to May 31, 1998, Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund, respectively, had unannualized total returns of 12.22%, 15.39%, and (10.91%). For the period beginning December 17, 1997 (the commencement of operations) to May 31, 1998, Investors Equity Fund had an unannualized total return of 9.73%. For the period of March 31, 1998 (the commencement of operations) to May 31, 1998, Small Company Opportunities Fund had an unannualized total return of (6.88%). The total return figures take into consideration the applicable maximum sales charge.

In performance advertising a Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). A Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS


The Funds may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

         P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge; excluding sales charges from a total return calculation produces a higher return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of a Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.


OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax- deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.


5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 55)

          President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)


          Professor of Economics, University of California, Los Angeles, since July 1992. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. His address is 27 Temple Street, Belmont, Massachusetts 02178.


J. Michael Parish, Trustee (age 54)

          Partner at the law firm of Reid and Priest, LLP, since 1995. Prior thereto, he was a partner at the law firm of Winthrop Stimson Putnam & Roberts from 1989 to 1995. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age 43)


          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Mr. Hong also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk,  Secretary (age 34)

          Assistant Counsel, Forum Financial Group, LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms.

          Klenk also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of May 31, 1998, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each independent Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended May 31, 1998.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------

         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $640.69            None              None            $640.69
         Mr. Cheng                       $649.69            None              None            $640.69
         Mr. Parish                      $649.69            None              None            $640.69



THE PORTFOLIOS

TRUSTEES AND OFFICERS OF CORE TRUST. The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Azariadis, Cheng and Parish, Trustees of Core Trust, and Mr. Goldstein, Secretary of Core Trust, all currently serve as Trustees and/or officers of the Trust. Accordingly, for background information pertaining to these Trustees, see "Management-Trustees and Officers -The Trust."

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Thomas G. Sheehan, Vice President (age 43)

         Managing Director, Forum Financial Group, LLC with which he has been associated since October 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan also serves as an officer of other registered investment companies for which the various

          Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong Treasurer.

David I. Goldstein, Vice President and Secretary (age 37)

         General Counsel, Forum Financial Group, LLC with which he has been associated since 1991. Mr. Goldstein also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Pamela J. Wheaton, Assistant Treasurer (age 39)

         Senior Manager, Fund Accounting, Forum Financial Group, LLC with which she has been associated since April 1989. Ms. Wheaton also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary.

Pamela Stutch, Assistant Secretary.


The following information relates to the principal occupations during the past five years of each trustee and executive officer of Schroder Core and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds (Delaware), Schroder Capital Funds II and Schroder Series Trust, other registered investment companies in the Schroder family of funds. If no address is shown, the person's address is that of the Trust, Two Portland Square. Portland, Maine 04101.

Peter E. Guernsey (age 75), Trustee of Schroder Core

          Insurance Consultant since August 1986. His address is Schroder Core, Two Portland Square, Portland, Maine.

John I. Howell (age 80), Trustee of Schroder Core

          Private Consultant since February 1987;  Honorary  Director,  American
          International Group, Inc.; Director, American International Life Assurance Company of New York. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Clarence F. Michalis (age 75), Trustee of Schroder Core

          Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation). His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Hermann C. Schwab (age 77), Chairman and Trustee of Schroder Core

          Retired since March, 1988. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Peter S. Knight (age 46), Trustee of Schroder Core

          Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Hon. David N. Dinkins (age 69), Trustee of Schroder Core

          Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Sharon L. Haugh* (age 51), Trustee of Schroder Core


          Chairman,  Schroder Capital Management Inc.  ("SCM");  Executive  Vice
          President  and  Director,   SCMI;  Chairman  and  Director,   Schroder
          Advisors. Her address is 787 Seventh Avenue, New York, New York.


Mark J. Smith* (age 35), President and Trustee of Schroder Core

          Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors. His address is 33 Gutter Lane, London, England.


Mark Astley (age 33), - Vice President of Schroder Core


          First Vice President of SCMI. Prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987. His address is 787 Seventh Avenue, New York, New York.

Robert G. Davy (age 36), - Vice President of Schroder Core

          Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986. His address is 787 Seventh Avenue, New York, New York.

Margaret H. Douglas-Hamilton (age 55), Vice President of Schroder Core

          Secretary of SCM since July 1995;  Senior Vice President  (since April
          1997) and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm. Her address is 787 Seventh Avenue, New York, New York.

Richard R. Foulkes (age 51), Vice President of Schroder Core

          Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.His address is 787 Seventh Avenue, New York, New York.

Fergal Cassidy (age 28), Treasurer of Schroder Core

          Acting Controller and Assistant Vice President of SCM and SCMI since September 1997; Assistant Vice President of SCM and SCMI from April 1997 to September 1997; Associate, SCMI from August 1995 to March 1997; prior thereto, Senior Accountant of Concurrency Management, Greenwich, Connecticut from November 1994 to August 1995; and Senior Accountant, Schroder Properties, London from September 1990 to November 1993. His address is 787 Seventh Avenue, New York, New York.


John Y. Keffer, Vice President of Schroder Core

Jane P. Lucas (age 35), Vice President of Schroder Core


         Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991. Her address is 787 Seventh Avenue, New York, New York.

Alan Mandel (age 41), Assistant Treasurer of Schroder Core

          Vice President of SCMI since September 1998; prior thereto, Director of Mutual Fund Administration for Salomon Brothers Asset Management since 1995; prior thereto, Chief Financial Officer and Vice President of Mutual Capital Management since 1991. His address is 787 Seventh Avenue, New York, New York.

Carin Muhlbaum (age 36), Assistant Secretary of Schroder Core

          Vice President of SCMI since 1998; prior thereto, as investment management attorney at Seward and Kissel since 1998; prior thereto, an investment management attorney with Gordon Altman Butowski Weitzen Shalov & Wein since 1989. Her address is 787 Seventh Avenue, New York, New York.

Catherine A. Mazza (age 37), Vice President of Schroder Core

          President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985. Her address is 787 Seventh Avenue, New York, New York.

Michael Perelstein (age 41), Vice President of Schroder Core

          Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp. His address is 787 Seventh Avenue, New York, New York.

Alexandra Poe (age 37), - Secretary and Vice President of Schroder Core

          Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989. Her address is 787 Seventh Avenue, New York, New York.

Fariba Talebi (age 36), Vice President of the Trust

          Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997. Her address is 787 Seventh Avenue, New York, New York.

John A. Troiano (age 38), Vice President of Schroder Core

          Director of SCMI since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981. His address is 787 Seventh Avenue, New York, New York.

Ira L. Unschuld (age 31), Vice President of Schroder Core

          Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993. His address is 787 Seventh Avenue, New York, New York.

Nicholas Rossi (age 35), Assistant Secretary of Schroder Core

          Associate of SCMI since October 1997 and Assistant Vice President Schroder Advisors since March 1998; prior thereto Mutual Fund Specialist, Willkie Farr & Gallagher since May 1996; prior thereto, Fund Administrator with Furman Selz LLC since 1992. His address is 787 Seventh Avenue, New York, New York.

Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of Schroder Core

Cheryl O. Tumlin (age 32), Assistant Treasurer and Assistant Secretary of Schroder Core

          Assistant Counsel, Forum Financial Group, LLC since July 1996. Prior thereto, Ms. Tumlin was an attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation. Her address is Two Portland Square, Portland, Maine 04101.

THE INVESTMENT ADVISERS

INVESTORS EQUITY FUND

Pursuant to an Investment Advisory Agreement with the Trust, Payson serves as investment adviser to Investors Equity Fund. Payson furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of the Fund's shareholders, and, in either case, (2) by a majority of the directors who are not party to the Investment Advisory Agreement or interest persons of any such party (other than as trustees of the Trust).

The Investment Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by vote of a majority of the Fund's shareholders or directors, or by Payson on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, Payson shall not be liable for any action or inaction except error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that the Adviser may render services to others.

For its services, Payson receives an advisory fee at an annual rate of 0.65% of Investor Equity Fund's average daily net assets. The following table shows the dollar amount of fees payable to Payson for services rendered to the Fund under the Investment Advisory Agreement, the amount of fees that was waived by Payson, if any, and the actual fees received by Payson.

FISCAL YEAR ENDED
MAY 31                  GROSS FEE            WAIVED FEE             NET FEE
------                  ---------            ----------             -------

1998                    $44,695              $30,943                $13,752

Payson has entered into an investment subadvisory agreement with Peoples to exercise certain investment discretion over the assets (or a portion of assets) of Investors Equity Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, developing a continuing investment program for Investors Equity Fund in accordance with its investment objective and reviewing the investment strategies and policies of Investors Equity Fund. Peoples , located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of June 30, 1998, Peoples Heritage Financial Group had assets of approximately $9.8 billion and Peoples Heritage and its affiliates managed assets with a value of approximately $939 million. Payson pays a fee to Peoples for its subadviser services of 0.25% of Investors Equity

Fund's average daily net assets. This fee is borne solely by Payson and does not increase the fee paid by shareholders of Investors Equity Fund.

SMALL COMPANY OPPORTUNITIES FUND

Pursuant to an Investment Advisory Agreement with the Trust, Forum Advisors serves as adviser to Small Company Opportunities Fund. Forum Advisors furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of the Fund's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, Forum Advisors shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith, wreckless disregard, or gross negligence in the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Forum Advisors may render services to others.



Small Company Opportunities Fund invests its assets in four separate portfolios of Core Trust: Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio. Pursuant to an Investment Advisory Agreement with Core Trust, Norwest provides investment advisory services to each of these Portfolios. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Core Trust Board or by vote of the majority of a Portfolio's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by Core Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to a Portfolio, Norwest shall not be liable for any mistake of judgment, except for willful misfeasance,  bad  faith,  wreckless  disregard,  or  gross  negligence  in  the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.

For its services with respect to the Portfolios, Norwest receives an advisory fee at an annual rate of 0.90% of the average daily net assets of Small Company Stock Portfolio and Small Company Value Portfolio, 0.95% of the average daily net assets of Small Cap Portfolio, and 0.25% of the average daily net assets of the Small Cap Index Portfolio. The Small Company Opportunities Fund bears its pro rata portion of the advisory fees for each Portfolio in which it invests. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.25% of Small Company Opportunities Fund's average daily net assets. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund.

FISCAL YEAR ENDED
MAY 31                    GROSS FEE              WAIVED FEE             NET FEE
------                    ---------              ----------             -------

1998                      $680                   $2                     $678

To assist Norwest in carrying out its obligations, Norwest has retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continually reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvisers. Norwest (and not the Portfolios) pay each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.

Crestone, which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment subsidiary of Norwest Bank Minnesota, N.A., provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1998, Crestone managed assets with a value of approximately $325 million.

Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings-investment plans and 401(k) plans. As of June 30, 1998, Peregrine managed approximately $5.8 billion in assets.

Smith, which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, is a registered investment adviser. Smith, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 13, 1998, Smith managed over approximately $634 million in assets.

EQUITY INDEX FUND

Equity Index Fund invests its assets in Index Portfolio, a series of Core Trust. Pursuant to an Investment Advisory Agreement with Core Trust, Norwest provides investment advisory services to Index Portfolio. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of a Portfolio's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by Core Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, Norwest shall not be liable for any mistake of judgment, except for willful misfeasance,  bad  faith,  wreckless  disregard,  or  gross  negligence  in  the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.

For its services with respect to the Portfolio, Norwest receives an advisory fee at an annual rate of 0.15% of the average daily net assets of Index Portfolio. Equity Index Fund bears a pro rata portion of the advisory fees for Index Portfolio. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund

FISCAL YEAR ENDED
MAY 31                  GROSS FEE            WAIVED FEE        NET FEE
------                  ---------            ----------        -------

1998                     $2,990                 $0              $2,990

INTERNATIONAL EQUITY FUND AND EMERGING MARKETS FUND

International Equity Fund invests its assets in International Portfolio, a series of Core Trust. Emerging Markets Fund invests its assets in Schroder EM Core Portfolio, a series of Schroder Capital Funds. Pursuant to separate Investment Advisory Agreements with Core Trust and Schroder Capital Funds, SCMI serves as the adviser to both International Portfolio and Schroder EM Core Portfolio. SCMI, the investment adviser to the Schroder Core Portfolios, is a wholly owned U.S. subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., have served together as investment manager for approximately $28 billion as of September 30, 1997. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of September 30, 1997, had under management assets of over $175 billion. Schroder Advisors is a wholly owned subsidiary of Schroder Capital Management International Inc. As investment adviser, SCMI is entitled to monthly advisory fees at the annual rates of 1.00% and 0.45%, respectively, of Schroder EM Core Portfolio's and International Portfolio's average daily net assets.

The Investment Advisory Agreements between SCMI and Core Trust and SCMI and Schroder Capital Funds each provide for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by their respective Boards or by vote of the majority of a Portfolio's shareholders, and, in either case, (2) by a majority of their respective directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

Each Investment Advisory Agreement is terminable without penalty by the applicable Board on 60 days' written notice when authorized either by vote of a majority of a Portfolios shareholders or directors, or by SCMI on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreements also provide that, with respect to a Portfolio, SCMI shall not be liable for any mistake of judgment or any event whatsoever, except for willful misfeasance, bad faith, wreckless disregard, or gross negligence in the performance of its duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that SCMI may render services to others.

For its services with respect to the Portfolios, SCMI receives an advisory fee at an annual rate of 1.00% of the average daily net assets of Schroder EM Core Portfolio and 0.45% of the average daily net assets of International Portfolio. Emerging Markets Fund and International Equity Fund bears a pro rata proportion of advisory fees of the Portfolios in which they invest. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund.

                              EMERGING MARKETS FUND
FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                             $31                       $28                       $3


                               INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                             $15                      $1                         $14

THE ADMINISTRATOR


THE FUNDS


Pursuant to an Administrative Agreement with the Trust, Forum Administrative Services, LLC ("FAdS") acts as administrator of the Funds. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, Forum Advisors, Norwest, SCMI, Payson, Peoples or their affiliates.

The Administration Agreement will remain in effect for a period of twelve months with respect to a Fund and will continue in effect thereafter only if it is specifically reapproved annually (1) by the Board or by majority vote of the shareholders of a Fund and (2) by vote of a majority of the Trustees of the Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Board or by FAdS on 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Administration Agreement.

For its administrative services, FAdS is entitled to receive a fee at the annual rate of 0.20% or a Fund's average daily net assets.

THE CORE TRUST PORTFOLIOS

Pursuant to an Administrative Agreement with Core Trust, Forum Administrative Services, LLC ("FAdS") acts as administrator of the Portfolios. As administrator, FAdS provides management and administrative services necessary to the operation of Core Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of Core Trust), and provides the Core Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust. Those officers as well as certain other employees and Trustees of Core Trust, may be directors, officers or employees of FAdS, Forum Advisors, Norwest, SCMI, Payson, Peoples or their affiliates.

The Administration Agreement will remain in effect for a period of twelve months with respect to a Fund and will continue in effect thereafter only if it is specifically reapproved annually (1) by the Core Trust Board or by majority vote of the shareholders of a Fund and (2) by vote of a majority of the Trustees of Core Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Board or by FAdS on 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Administration Agreement.

For its administrative services, FAdS is entitled to receive from each portfolio fees at the annual rates of 0.15% and 0.10%, respectively, of International Portfolio and Index Portfolio's average daily net assets and 0.05% of the average daily net assets of each of Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, and Small Cap Index Portfolio.

EM SCHRODER CORE PORTFOLIO

Pursuant to an Administration Agreement with Schroder Capital Funds and a Subadministration Agreement with Schroder Fund Advisors Inc. ("Schroder Advisors") located at 787 Seventh Avenue, New York, New York 10019, Schroder Advisors and FAdS serves as administrator and subadministrator for the Portfolio.

Schroder Advisors is a wholly-owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. Pursuant to their respective Administration Agreements, Schroder Advisors and FAdS provides management and administrative services necessary to the operation of a Portfolio including, among other things, the negotiation of contracts and fees with, and monitoring of performance and billing of the transfer agent and custodian and arranging for maintenance of books and records of the Portfolio. At the request of the Board of Schroder Core, Schroder Advisors and FAdS also provides Schroder Core with general office facilities and persons satisfactory to the Board to serve as officers of Schroder Core. Those officers as well as certain other employees and Trustees of Schroder Core, may be directors, officers or employees of FAdS, Forum Advisors, Norwest, SCMI, Payson, Peoples or their affiliates.

The respective Administration Agreements will remain in effect for a period of twelve months and will continue in effect thereafter only if they are specifically reapproved annually (1) by the Schroder Trust Board or by majority vote of the shareholders of the Portfolio and (2) by vote of a majority of the Trustees of Schroder Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of Schroder Trust).

The Administration Agreements terminate automatically if it is assigned and may be terminated without penalty with respect to a Portfolio by vote of the Schroder Core Board, or by Schroder Advisors or FAdS, where applicable, on 60 days' written notice. The Administration Agreements also provides that Schroder Advisors and FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, or gross negligence in the performance of its duties under the applicable Administration Agreement.

For these services, Schroder Advisors and FAdS are each entitled to receive from Schroder Core fees at the annual rates of 0.10% and 0.075%, respectively, of the Portfolio's average daily net assets. Schroder Advisors and not the Portfolios are responsible for paying the fee of FAdS.

To the extent that a Fund invests its assets in one or more Portfolios, the Fund is responsible for its pro rate share of a Portfolios administrative expenses. The following table shows the gross fees payable for administrative services rendered, the amount of administrative fees waived, if any, and the actual administrative fees paid by each Fund for the fiscal year ended May 31, 1998.

                              INVESTORS EQUITY FUND
                                                                                     <C<
FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $13,752                     $13,752                     $0

                                EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $118,051                    $117,395                    $656

                        SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $44                         $40                         $4

                                       34



                            INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $479                        $7                          $472

                              EMERGING MARKETS FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $317                        $6                          $311

THE DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("Forum"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI is under no obligation to sell any specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust or acceptance and are not binding on the Trust until accepted.

The Distribution Agreement will continue in effect with respect to a Fund for twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by majority vote of a Fund's shareholders and in either case, by a majority of the Trustees who: (1) are not parties to the Distribution Agreement;
(2) are not interested persons of any such party or of the Trust and (3) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement.

The Distribution Agreement terminates automatically upon assignment and may be terminated with respect to a Fund without penalty (1) by the Board or by a majority vote of its shareholders on 60 days' written notice to FFSI or by FFSI on 60 days' written notice to the Trust. The Distribution Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of a Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to a Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Funds' shares. For the fiscal year ended May 31, 1998, no sales charges were paid to FFSI in connection with the purchases of the Funds.

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust. With respect to each Fund, the Transfer Agency and Services Agreement provides for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or by a majority vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency and Services Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.


Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Fund. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FSS or Forum.

For its services under the Transfer Agency and Services Agreement, FSS receives:
(1) a fee at an annual rate of 0.25% of the average  daily net assets of a Fund;
(2) a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (3) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

FSS also is the Schroder Core Portfolio's transfer agent pursuant to a Transfer Agency and Fund Accounting Agreement between Schroder Core and FSS. FSS is compensated for those services in the amount of $12,000 per year plus certain interestholder account fees.


To the extent that a Fund invests its assets in one or more Portfolios, the Fund is responsible for its pro rata share of a Portfolio's transfer agency expenses, if any. The following table shows the gross fees payable for transfer agency services rendered, the amount of tranfer agency fees waived, if any, and the actual transfer agency fees paid by each Fund for the fiscal year ended May 31, 1998.

                              INVESTORS EQUITY FUND
FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $22,715                     $17,123                     $5,592

                                EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $10,295                     $4,998                      $5,297

                        SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $2,037                      $2                          $2,035


                            INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $5,282                      $8                          $5,274

                              EMERGING MARKETS FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $5,426                      $8                          $5,418

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Funds. Pursuant to the Fund Account Agreement, FAcS prepares and maintains books and records of the Funds as required under the 1940 Act, calculates the net asset value per share of the Funds and dividends and capital gain distributions and prepares period reports to shareholders and the Securities and Exchange Commission.

The Fund Accounting Agreement will continue in effect with respect to a Fund for twelve months from the date of its effectiveness and will continue in effective if such continuance is specifically approved at least annually by the Board of Trustees or by majority vote of a Fund's shareholders and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. For its services, FAcS receives from the Trust an annual fee of $36,000 plus certain additional surcharges for the number and type of portfolio transactions conducted with respect to the Investors Equity Fund. In connection with the Small Company Opportunities Fund, FAcS receives an annual fee of $24,000. As for each of the International Equity Fund, Emerging Markets Fund, and the Equity Index Fund, FAcS receives an annual fee of $12,000.

FAcS also performs portfolio accounting services for the Core Trust Portfolios pursuant to a Fund Accounting Agreement between Core Trust and FAcS. For its services, FAcS receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

FSS performs transfer agency and portfolio accounting services for the Schroder Core Portfolio pursuant to a Transfer Agency and Fund Accounting Agreement between Schroder Core and FSS. For its portfolio accounting services, FSS is entitled to receive a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions. For its transfer agency services, FSS is entitled to receive a fee of $12,000 per year, plus per account charges.


To the extent that a Fund invests its assets in one or more Portfolios, the Fund is responsible for its pro rate share of a Portfolio's fund accounting expenses. The following table shows the gross fees payable for fund accounting fees, the amount of fund accounting fees waived, if any, and the actual fund accounting fees paid by each Fund for the fiscal year ended May 31, 1998.

                              INVESTORS EQUITY FUND
FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $18,452                     $0                          $18,452

                                EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $32,094                     $0                          $32,094

                        SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $6,118                      $0                          $6,118


                            INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $7,305                      $0                          $7,305

                              EMERGING MARKETS FUND

FISCAL YEAR ENDED
MAY 31                       GROSS FEE                   WAIVED FEE                  NET FEE
------                       ---------                   ----------                  -------

1998                         $8,664                      $0                          $8,664


6.  DETERMINATION OF NET ASSET VALUE


The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Business Day as defined in the Prospectus, by dividing the value of a Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Purchases and sales of a Fund are effected at the next determination of the net asset value of that Fund following the receipt of any purchase or redemption order.


Securities owned by a Fund or Portfolio listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which a Portfolio's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Schroder Core Board or the Board.

All assets and liabilities of a Portfolio or Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Fund or Portfolio is calculated.

7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for each Portfolio and Fund and for the other investment advisory clients of the investment advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES


Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund or Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Since most brokerage transactions for the Schroder EM Core Portfolio and International Portfolio will be placed with foreign broker-dealers, certain portfolio transaction costs for these Portfolios may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds or Portfolios usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds or

Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Brokerage commissions were not paid directly by Equity Index, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund as each of these series invest their assets directly in one or more investment companies. For the fiscal year ended May 31, 1998, the aggregate brokerage commissions paid by Investors Equity Fund were $4,512. For the fiscal year ended May 31, 1998, $0.00 or 0.00% of aggregate brokerage commissions paid was paid to an affiliated broker and 0.00% of the total dollar amount of transactions involving payment of commissions was effected through an affiliated broker. As of May 31, 1998, the Investors Equity Fund owned approximately $273,000, $948,000, and $1,001,000, respectively of Merrill Lynch & Co., Inc. Franklin Resources, Inc., and Norwest Corporation. Investors Equity Fund utilizes these three entities and/or their affiliated broker-dealers, among others, to affect transactions on its behalf.

The Investment Advisory Agreements authorize and direct the investment advisers to place orders for the purchase and sale of assets with brokers or dealers selected by the investment advisers in their discretion and to seek "best execution" of such portfolio transactions. Each Adviser monitors the creditworthiness of counterparties to the Funds' and Portfolios' transactions and enters unto a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks. An investment adviser places all such orders for the purchase and sale of portfolio securities and buys and sells securities for a Fund or Portfolio through a substantial number of brokers and dealers. In so doing, the investment adviser uses its best efforts to obtain for the Fund or Portfolio the most favorable price and execution available. The Fund or Portfolio may, however, pay higher than the lowest available commission rates when the investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, the investment adviser, having in mind the Fund's or Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.


It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, and investment adviser may receive research services from broker-dealers with which it places the Fund's or Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment adviser in advising various of its clients (including the Fund or Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by a Portfolio is not reduced because the investment adviser and its affiliates receive such services.


As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), an investment adviser may cause a Fund or Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to it an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. Although Investors Equity Fund and the Portfolios do not currently engage in directed brokerage arrangements to pay expenses, they may do so in the future. These arrangements, whereby brokers executing a Fund's or Portfolio's portfolio transactions would agree to pay designated expenses of the Fund or Portfolio if brokerage commissions generated by the Fund or Portfolio reached certain levels, might reduce the Fund's expenses or the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund or Portfolio.


SCMI places all orders for purchases and sales of Schroder EM Core Portfolio's and International Portfolios' securities. In selecting broker-dealers, SCMI may consider research and brokerage services furnished to it and its affiliates. Schroder & Wertheim & Co. and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Portfolios in accordance with procedures adopted by the Trust's Trustees or Schroder Core Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

The annual portfolio turnover rate of a Fund (or Portfolio) may exceed 50% but will not ordinarily exceed 100%.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of each Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of each Fund are sold on a continuous basis by the distributor.


Set forth below is an example of the method of computing the offering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of a Fund on May 31, 1998.

                                                             Small Company
                                 Investors                   Opportunities                    Emerging
                                Equity Fund   Equity Index        Fund       International  Markets Fund
                                                  Fund                        Equity Fund
                                -------------------------------------------------------------------------
Net Asset Value Per Share          $11.43        $11.69          $9.70          $12.02          $9.28
Shares Charge, 4.00% of
offering price (4.17% of  net
asset value per share)             $0.48          $0.49          $0.40           $0.50          $0.39
Offering to Public                 $11.91        $12.18          $10.10         $12.52          $9.67


In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of each Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating

Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.


By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.


Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.


9.  TAX MATTERS

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, a Fund will not be subject to Federal income tax on its net investment income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income to the extent of a Fund'd earnings and profits.


Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, a Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income.


Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in a Fund. Distributions of net capital gain are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund held for six months or less with respect to which distributions of net capital gain have been paid will, to the extent of such distributions, be treated as long-term capital loss. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.


The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that certain distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).


10.  OTHER INFORMATION

CORE TRUST AND SCHRODER CORE


Core Trust is a business trust organized under the law of the State of Delaware in September 1994. Schroder Core is a business trust organized under the law of the State of Delaware in September 1995. Core Trust and Schroder Core are each registered under the Act as an open-end management investment company. Currently, Core Trust has twenty-one separate portfolios, and Schroder Core has eight separate portfolios. The assets of each Schroder Core Portfolio or Core Trust, and of any other portfolios of each respective trust now existing or created in the future, belong only to the Portfolio or those other portfolios, as the case may be. The assets belonging to a portfolio are charged with the liabilities of and all expenses, costs, charges and reserves attributable to that portfolio. Under each of Core Trust's and Schroder Core's Trust Instrument, the Trustees are authorized to issue beneficial interest in one or more separate and distinct series. Investments in a Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in a Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in a Portfolio and other series (collectively, the "portfolios") of Core Trust or Schroder Core will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in Core Trust or in Schroder Core or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but Core Trust and Schroder Core each will hold special meetings of investors when (1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in Core Trust or Schroder Core (or a Portfolio) request in writing a meeting of investors in Core Trust or Schroder Core (or a Portfolio). Except for certain matters specifically described in the Trust Instruments, the Trustees may amend the Trust's Trust Instrument without the vote of investors.


Either Core Trust or Schroder Core may enter into a merger or consolidation with respect to a Portfolio or sell all or substantially all of its assets, if approved by the applicable Board (without approval of the interestholders of the Portfolio). A Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act); or (2) by the Trustees of Core Trust or Schroder Core on written notice to the Portfolio's investors. Upon liquidation or dissolution of any Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

Core Trust and Schroder Core are each organized as a business trust under the law of the State of Delaware. Each trust's interestholders are not personally liable for the obligations of the trust under Delaware law. The Delaware Business Trust Act provides that an interestholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust interestholder liability exists in many other states, including Texas. As a result, to the extent that Core Trust or Schroder Core or an interestholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject Core Trust or Schroder Core to liability. To guard against this risk, the Trust Instruments of Core Trust and Schroder Core disclaims liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by Core Trust, Schroder Core or their respective Trustees, and provides for indemnification out of Trust property of any interestholder held personally liable for the obligations of Core Trust and Schroder Core. Thus, the risk of an interestholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) Core Trust or Schroder Core, as applicable, itself is unable to meet its obligations. In light of Delaware law, the nature of the trusts' business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust interestholder is remote.

PLACEMENT AGENT

Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101, serves as Core Trust's and Schroder Core's placement agent. FFSI receives no compensation for such placement agent services.

COUNSEL

Legal matters in connection with the issuance of beneficial interests of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.

Kirkpatrick & Lockhart, 1800 Massachusetts Avenue, N.W., Washington D.C. 20036, counsel to Core Trust, passes upon certain legal matters in connection with Core Trust.

Ropes & Gray, One International Place, Boston, Massachusetts, counsel to the Schroder Core Portfolio, passes upon certain legal matters in connection with the interests in the Portfolio.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.


PricewaterhouseCoopers, LLP, One Post Office Square, Boston, Massachusetts 02019, ("Coopers") serves as independent accountants for the EM Schroder Core Portfolio, International Portfolio, Small Company Stock Portfolio, and Small Company Value Portfolio.

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, serves as independent auditors for Small Cap Index Portfolio and Small Cap Value Portfolio.

CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston, N.A., 100 Federal Street, Boston, MA 02106, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on the Funds'
investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations.

Norwest Bank Minnesota, N.A., Sixth Street and Marquetts, Minneapolis, Minnesota 55479, acts as the custodian for Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio,

Small Cap Value Portfolio, Small Cap Index Portfolio, and International Portfolio. Norwest may appoint subcustodians for the foreign securities and other assets held in foreign countries.

The Chase Manhattan Bank ("Chase"), through its Global Securities Services division located in London, England, acts as custodian of Schroder EM Core Portfolio's assets, but Chase plays no role in making decisions as to the purchase or sale of portfolio securities for a Portfolio. Pursuant to rules adopted under the 1940 Act, the Schroder Core Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Schroder Core Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolio; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of portfolio assets.

FINANCIAL STATEMENTS

The financial statements of each Fund and of each Core Trust or Schroder Core portfolio in which they invest, where applicable, for the fiscal year ended May 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                   APPENDIX A

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND

Maryann Wolf                                                              14.62%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Jane Levy                                                                  6.29%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              6.27%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      6.13%                   17,172.825
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SHARES

H M Payson & Co. Custody Account                                          52.11%                 18,092,309.410
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112

H M Payson & Co. Trust Account                                            47.15%                 16,370,425.040
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    10.00%                  836,755.930
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                     9.63%                  805,254.840
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001

Bank of Boston-IRA Custodian                                               6.60%                  551,888.070
FBO F Herman Keller
15838 Marlinton Dr
Whittier, CA 90604-3503

Lansdowne Parking Associates LP                                            6.05%                  506,211.850
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

Bank of Boston-IRA Custodian                                               5.97%                  499,650.600
FBO Edward J. Keller
1302 North Idaho Street5
Lahabra, CA 90631-2611

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

BankBoston IRA Custodian                                                  68.98%                   15,760.670
FBO John E. Rosenthal
1212 West Street
Carlisle, MA 01741

Bank of Boston IRA Custodian                                              30.57%                    6,985.340
FBO Frederica Stevenson
P.O. Box 277
Southborough, MA 01772

DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                            43.81%               11,921,463.850
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       ------------              -------------
DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          28.40%                 7,509,177.930
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            16.90%                 4,468,734.470
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

CRM Small Cap Value Fund                                                  16.26%                  938,430.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          16.04%                  925,650.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 16.04%                  925,650.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Approved List Equity Fund                                          16.04%                  925,650.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Allagash & Co.                                                            11.89%                  686,063.040
c/o Bank Of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

CRM Large Cap Value Fund                                                   5.16%                  298,062.080
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED

DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Financial Group                                                   98.99%                   10,065.250
Attn. Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                          80.59%               27,169,380.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                  17.15%                5,642,542.930
c/o Bank of New Hampshire
P.O Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Sound Shore Fund                                                        32.24%                 965,672.490
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                               28.88%                 864.830.000
C/O Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                16.84%                 504,361.120
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101



                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Approved List Equity Fund                                       11.15%                  338,907.410
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Dirigo Drywall Assoc.                                                   8.61%                  257,742.690
225 Riverside Street
Portland, ME 04103


DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Financial Group                                                  98.00%                  10,064.190
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                 57.58%                11,999,668.490
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                         24.02%                5,005,173.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                              24.02%                5,005,173.890
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financial Group                                                  99.95%                  10,039.260
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS MUNICIPAL FUND
INVESTOR SHARES

Forum Financial Group                                                  99.00%                  10,035.170
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                 61.52%                64,893,539.700
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                         38.48%                40,584,786.220
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Allagash & Co.                                                         99.81%                5,518,454.080
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INVESTOR SHARES

Forum Financial Group                                                  99.00%                  10,063.840
Attn: Corporate Accounting
Portland, ME 04101

INVESTORS BOND FUND

Firstrust Co.                                                          71.34%                5,611,244.554
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                      11.36%                 893,484.116
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA  19456




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                        SHARES OWNED             OF FUND OWNED
INVESTORS BOND FUND CON'T                                           ------------             -------------

SEI Trust Company                                                      9.09%                  714,869.554
C/O Irwin Union Bank & Trust
Attn: Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

TAXSAVER BOND FUND

Firstrust Co.                                                          45.63%                1,710,225.178
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                      19.82%                 742,678.505
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Mitchell Singer                                                        6.35%                  237,976.427
5045 North Main Street
Suite 250
Dayton, OH 45415-3637

Leonore Zusman Trustee                                                 5.66%                  212,299.633
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Trustee                                             5.08%                  190,279.206
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                 99.49%                3,434,190.094
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                     44.78%                  586,946.337
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101

                                                                    PERCENTAGE OF SHARES        AMOUNT OF SHARES
                                                                       OF FUND OWNED             OF FUND OWNED
                                                                       -------------             -------------
PAYSON BALANCED FUND

Payse & Co.                                                            22.05%                 210,247.833
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                              17.74%                 169,108.091
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
ALA & Co.                                                              15.26%                 252,981.891
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                            14.78%                 245,040.690
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND

Babb & Co. #02-6004105                                                 93.98%                2,266,761.415
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.(Special)                                                 5.56%                  134,084.041
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

INTERNATIONAL EQUITY FUND

Forum Financing                                                        67.80%                   500.000
Attn: Corporate Accounting
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                 32.20%                   237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303





                                                                    PERCENTAGE OF SHARES        AMOUNT OF SHARES
                                                                       OF FUND OWNED             OF FUND OWNED
                                                                       -------------             -------------
INVESTORS GROWTH FUND

Firstrust Co.                                                          99.91%                2,964,367.646
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND

Allagash & Co.                                                         80.37%                 441,727.664
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

Allagash & Co.                                                         19.58%                 107,628.693
c/o Bank of New Hampshire
P.O. Box 472
Concord, NH 03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                     63.51%                   500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

Donaldson Lufkin & Jenrette Sec Corp.                                  36.49%                   287.300
Mutual Funds Dept. - 5th Floor
P.O. Box 2052
Jersey City, NJ 07303

EMERGING MARKETS FUND

Forum Financing                                                        65.52%                    500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                             34.48%                   263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303

QUADRA VALUE EQUITY FUND

Holly Melosi & Arturo R. Melosi TRUSTEE                               100.00%               420,820.268
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
QUADRA GROWTH FUND                                                ------------               -------------

Holly Melosi & Arturo R. Melosi TRUSTEE                              100.00%                   458,697.330
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

POLARIS GLOBAL VALUE FUND

David Solomont                                                         11.22%                 271,791.712
P.O. Box 67385
Chestnut Hill, MA 02467

DCGT TR                                                                5.27%                  127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142

AUSTIN GLOBAL EQUITY FUND

Bear Stearns Sec Corp                                                  17.71%                 193,776.024
1 Metrotech Center North
Brooklyn, NY 11202-3859

Bear Stearns Sec Corp                                                   5.37%                  58,817.559
1 Metrotech Center North
Brooklyn, NY 11202-3859


                                   APPENDIX B


                        DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC.. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o --      Leading market positions in well-established industries.
         o --      High rates of return on funds employed.
         o --      Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o --      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o --      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC..

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                                   APPENDIX C

                        ADDITIONAL ADVERTISING MATERIALS



TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.


Today Forum Financial Group administers and provides services for over 149 mutual funds for 17 different fund managers, with more than $38 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 275 professionals worldwide.


From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.


Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 4 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.


More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS


Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals withdecades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $27 billion as of June 30, 1998.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.05 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.


FORUM INVESTMENT ADVISORS, LLC


Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.9 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.


FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.


Forum Financial, based in Portland, Maine since 1987, administers 149 funds with more than $38 billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately $1.9 billion in fund assets under management.


"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."


H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.05 billion in assets under management and $388 million in non-managed custodial accounts. The Payson Value Fund and Payson

Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisors and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
         *ADMINISTRATION AND DISTRIBUTION  SERVICES:  Regulatory,  compliance, expense  accounting,  budgeting for all funds
         *FUND ACCOUNTING SERVICES:  Portfolio valuation, accounting, dividend declaration, and tax advice
         *SHAREHOLDER SERVICES: Preparation of statements, distribution support, inquiries and processing of trades

*CLIENT ASSETS UNDER ADMINISTRATION AND DISTRIBUTION:  $38 billion
*CLIENT ASSETS PROCESSED BY FUND ACCOUNTING:  $49 billion
*CLIENT FUNDS UNDER ADMINISTRATION AND DISTRIBUTION:  149 mutual funds with 226 share classes
*INTERNATIONAL VENTURES:

         Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations

*FORUM EMPLOYEES:  United States -200 Poland - 71, Bermuda - 4


FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.05 Billion
*Custody Income Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 13 shareholders; 12 managing directors

*Payson Balanced Fund and Payson Value Fund  (administrative  and shareholder services provided by Forum Financial
Group)
*Employees: 45


H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements


                           Prospectus:  Financial Highlights.

                           Statement of Additional Information:   Not Applicable


         (b)      Exhibits

                 (1) Trust Instrument of Registrant dated August 29, 1995 (see note 1).

                 (2)     By-Laws of Registrant (see note 2).

                 (3)     None.

                 (4) See the following Sections in the Trust Instrument filed as Exhibit(1): Sections 2.04 and 2.06.

                 (5)(a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see note
                         3).

                    (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Value Equity Fund dated as of December 20, 1996 (see note 4).

                    (c) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P.
                         relating to Quadra Value Equity Fund dated as of October 18, 1996 (see note 4).

                    (d) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see note
                         3).


                    (e) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Small Cap Contrarian Fund dated as of June 14, 1996 (see note 3).

                    (f) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund dated as of January 2, 1998 (see note 5).


                    (g) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see note 6).

                    (h) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (see note 11).

                    (i) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see Note 13).

                    (j) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund (see Note 12).

                    (k) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Small Company Opportunities Fund dated as of March 30, 1998 (see Note 13).

                 (6)(a)  Selected  Dealer  Agreement   between  Forum  Financial
                         Services, Inc. and securities brokers (see note 3).

                    (b) Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see note
                         3).


                    (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 (see note 3).


                 (7)     None.


                 (8)(a) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated May 19, 1998 (see Note 3).

                    (b) Custodian Agreement between Registrant and BankBoston N.A., relating to, Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government

                         Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see
                         Note 12).

                 (9)(a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see note 3).


                    (b) Shareholder Service Plan of Registrant relating to Quadra Funds dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Funds (see note 7).


                    (c) Shareholder Service Plan of Registrant dated September 22, 1997 and Form of Shareholder Service Agreement dated December 5, 1997 relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see note 8).

                    (d) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 13).

                    (e) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to Oak Hall Small Cap Contrarian Fund (see
                         Note 13).

                 (10) Opinion of Seward & Kissel dated January 5, 1996 (see note 9)

                 (11)(a) Consent  of  Independent  Auditors - Deloitte & Touche,
                         LLP (see Note 13).

                    (b) Consent of Independent Auditors -KPMG Peat Marwick LP (see Note 13).

                    (c)  Consent      of       Independent       Auditors      -
                         PricewaterhouseCoopers LLP (see Note 13).

                 (12)    None.

                 (13) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see note 3).


                 (14)    Form of Disclosure  Statement  and Custodial  Account
                         Agreement   applicable   to   individual   retirement
                         accounts (see note 3).

                 (15) Form of Rule 12b-1 Plan adopted by Registrant (see note 3).


                 (16)    Schedule of Sample Performance Calculations (see note
                         10) relating to:

                            Investors High Grade Bond Fund                  Payson Balanced Fund
                            Investors Bond Fund                             Austin Global Equity Fund
                            TaxSaver Bond Fund                              Oak Hall Small Cap Contrarian Fund
                            Maine Municipal Bond Fund                       Quadra Value Equity Fund
                            New Hampshire Bond Fund                         Quadra Growth Fund
                            Daily Assets Treasury Obligations Fund          Equity Index Fund
                            Daily Assets Government Fund                    Investors Equity Fund
                            Daily Assets Government Obligations Fund        Investors Growth Fund
                            Daily Assets Cash Fund                          Small Company Opportunities Fund
                            Daily Assets Municipal Fund                     International Equity Fund
                            Payson Value Fund                               Emerging Markets Fund


                 (17)   Financial Data Schedules (see Note 13)

                 (18)   18f-3 plan adopted by Registrant (see note 3).

         Other Exhibits:


                  Power of Attorney for James C. Cheng (see note 1). Power of Attorney for Costas Azariadis (see note 1). Power of Attorney for J. Michael Parish (see note 1).

                  Power of Attorney for John Y. Keffer (see Note 13).

         ---------------

Note      (1)  Exhibit  incorporated  by  reference  as filed in PEA No.  34 via
               EDGAR on May 9, 1996, accession number 0000912057-96-008780.

          (2) Exhibit incorporated by reference as filed in PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

          (3) Exhibit incorporated by reference as filed in PEA No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

          (4)  Exhibit  incorporated  by  reference  as filed in PEA No.  41 via
               EDGAR    on    December     31,    1996,     accession     number
               0000912057-96-030646.

          (5) Exhibit incorporated by reference as filed in PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

          (6) Exhibit incorporated by reference as filed in PEA No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.

          (7) Exhibit incorporated by reference as filed in PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

          (8) Exhibit incorporated by reference as filed in PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

          (9) Exhibit incorporated by reference as filed in PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

          (10) Exhibit incorporated by reference as filed in PEA No. 61 via EDGAR on May 8, 1998, accession number 0001004402-98-000295.

          (11) Exhibit incorporated by reference as filed in PEA No. 62 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

          (12) Exhibit incorporated by reference as filed in PEA No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

          (13) Exhibit incorporated by reference as filed in PEA No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           ------------------------------------------------------------------------- --------------------------------
           Title of Class                                                                Number of Recordholders
                                                                                           as of October 1, 1998
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------

           Investors High Grade Bond Fund                                                           3
           ------------------------------------------------------------------------- --------------------------------
           Investors Bond Fund                                                                     61
           ------------------------------------------------------------------------- --------------------------------
           TaxSaver Bond Fund                                                                      37
           ------------------------------------------------------------------------- --------------------------------
           Maine Municipal Bond Fund                                                                0
           ------------------------------------------------------------------------- --------------------------------
           New Hampshire Bond Fund                                                                 74
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Treasury Obligations Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Service                                                           4
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   4
           ------------------------------------------------------------------------- --------------------------------
                    Investor                                                                        2
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Service                                                          143
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   4
           ------------------------------------------------------------------------- --------------------------------
                    Investor                                                                        9
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Obligations Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Service                                                          12
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   5
           ------------------------------------------------------------------------- --------------------------------
                    Investor                                                                        2
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Cash Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Service                                                          24
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   6
           ------------------------------------------------------------------------- --------------------------------
                    Investor                                                                        2
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Municipal Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Service                                                           2
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   5
           ------------------------------------------------------------------------- --------------------------------
                    Investor                                                                        2
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Payson Value Fund                                                                       374
           ------------------------------------------------------------------------- --------------------------------
           Payson Balanced Fund                                                                    389
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Austin Global Equity Fund                                                               14
           ------------------------------------------------------------------------- --------------------------------
           Oak Hall Small Cap Contrarian Fund                                                      158
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Value Equity Fund                                                                2
           ------------------------------------------------------------------------- --------------------------------
           Quadra Growth Fund                                                                      1
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Polaris Global Value Fund                                                               181
           ------------------------------------------------------------------------- --------------------------------


           ------------------------------------------------------------------------- --------------------------------
           Equity Index Fund                                                                        4
           ------------------------------------------------------------------------- --------------------------------
           Investors Equity Fund                                                                    7
           ------------------------------------------------------------------------- --------------------------------
           Investors Growth Fund                                                                    4
           ------------------------------------------------------------------------- --------------------------------
           Small Company Opportunities Fund                                                         2
           ------------------------------------------------------------------------- --------------------------------
           International Equity Fund                                                                2
           ------------------------------------------------------------------------- --------------------------------
           Emerging Markets Fund                                                                    2

           ------------------------------------------------------------------------- --------------------------------

ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
                           settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered

         Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a)      Forum Investment Advisors, LLC

                  The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government
                  Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New
                  Hampshire Bond Fund and Investors Growth Fund) in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                    The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.


                    Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

                    The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Sara M. Morris                  Treasurer                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   Chief Financial Officer           Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   David I. Goldstein              Secretary                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   General Counsel                   Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                   ------------------------------- --------------------------------- --------------------------------


                   ------------------------------- --------------------------------- --------------------------------

                   Leslie C. Berthy                Managing Director                 Forum Investment Advisors, LLC.

                   ------------------------------- --------------------------------- --------------------------------

         (b)      H.M. Payson & Co.

                  The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Adrian L. Asherman              Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John C. Downing                 Managing Director, Treasurer      H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   William A. Macleod              Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------

                   Name                            Title                             Business Connection

                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Thomas M. Pierce                Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Peter E. Robbins                Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John H. Walker                  Managing Director, President      H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Teresa M. Esposito              Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John C. Knox                    Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Harold J Dixon                  Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Laura McDill                    Managing Director                 H.M. Payson & Co.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------

                   Michael R. Rurrie               Managing Director                 H.M. Payson & Co.

                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------

                   William O. Hall, III            Managing Director                 H.M. Payson & Co.

                   ------------------------------- --------------------------------- --------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Peter Vlachos                   Director, President, Treasurer,   Austin Investment Management
                                                   Secretary                         Inc.
                   ------------------------------- --------------------------------- --------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.


                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Alexander G. Anagnos            Director, Portfolio Manager       Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Consultant                        American Services Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Lewis G. Cole                   Director                          Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Partner                           The Law Firm of Strook, Strook
                                                                                     & Lavan
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John J. Hock                    Executive Vice President          Oak Hall Capital Advisors, LLP
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Charles D. Klein                Portfolio Manager                 Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Director                          American Services Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   David P. Steinmann              Executive Vice President          Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Secretary, Treasurer              American Securities Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Administrator                     WR Family Associates
                   ------------------------------- --------------------------------- --------------------------------

         (e)      Carl Domino Associates, L.P.

                  The description of Carl Domino Associates, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Carl J. Domino                  Managing Partner, Portfolio       Carl Domino Associates, L.P.
                                                   Manager
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Paul Scoville, Jr.              Senior Portfolio Manager          Carl Domino Associates, L.P.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Ann Fritts Syring               Senior Portfolio Manager          Carl Domino Associates, L.P.
                   ------------------------------- --------------------------------- --------------------------------


                   ------------------------------- --------------------------------- --------------------------------

                   Name                            Title                             Business Connection

                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John Wagstaff-Callahan          Senior Portfolio Manager          Carl Domino Associates, L.P.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           formerly of Batterymarch
                                                                                     Financial Management
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Stephen Krider Kent, Jr.        Senior Portfolio Manager          Carl Domino Associates, L.P.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Portfolio Manager          formerly of Gamble, Jones
                                                                                     Holbrook & Brent
                   ------------------------------- --------------------------------- --------------------------------

         (f)      Smith Asset Management Group, L.P.

                  The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Stephen S. Smith                Chief Executive Officer           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner                           Discovery Management
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------

                   Stephen J. Summers              Partner                           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chief Executive Officer           Discovery Management
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Sarah C. Castleman              Partner/Portfolio Manager         Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner/Portfolio Manager         Discovery Management
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John D. Brim                    Vice President/Portfolio Manager  Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President/Portfolio Manager  Discovery Management

                   ------------------------------- --------------------------------- --------------------------------



         (g)      Norwest Investment Management, Inc.

                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

                   ------------------------------- --------------------------------- --------------------------------

                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   P. Jay Kiedrowski               Chairman, Chief Executive         Norwest Investment Management,
                                                   Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   James W. Paulsen                Senior Vice President, Chief      Norwest Investment Management,
                                                   Invest Officer                    Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Stephen P. Gianoli              Senior Vice President, Chief      Norwest Investment Management,
                                                   Executive Officer                 Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   David S. Lunt                   Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Richard C. Villars              Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Lee K. Chase                    Senior Vice President             Norwest Investment Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Andrew Owen                     Vice President                    Norwest Investment Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Eileen A. Kuhry                 Investment Compliance Specialist  Norwest Investment Management,
                                                                                     Inc.

                   ------------------------------- --------------------------------- --------------------------------


         (h)        Schroder Capital Management International Inc.

                    The description of Schroder Capital Management International Inc. ("SCMI") in the Prospectus and Statement of Additional Information relating to International Equity Fund and Emerging Markets Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                    The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services to international clients located principally in the United States.


                   ------------------------------- --------------------------------- --------------------------------

                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   David M. Salisbury              Chairman, Director                SCMI

                                                   --------------------------------- --------------------------------
                                                   Chief Executive, Director         Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroders plc.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Richard R. Foulkes              Deputy Chairman, Director         SCMI
                                                   --------------------------------- --------------------------------
                                                   Deputy Chairman                   Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John A. Troiano                 Chief Executive, Director         SCMI
                                                   ---------------------------------
                                                                                     --------------------------------
                                                   Chief Executive, Director         Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                                                     --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Sharon L. Haugh                 Executive Vice President,         SCMI
                                                   Director
                                                                                     --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director, Chairman                Schroder Fund Advisors Inc
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman, Director                Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Gavin D. L. Ralston             Senior Vice President, Managing   SCMI
                                                   Director
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Mark J. Smith                   Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President, Director   Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------





                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Robert G. Davy                  Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Jane P. Lucas                   Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   David R. Robertson              Group Vice President              SCMI
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President             Schroder Fund Advisors Inc.
                                                                                     --------------------------------
                                                   ---------------------------------
                                                   Director of Institutional         Oppenheimer Funds, Inc.
                                                   Business                          resigned 2/98
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Michael M. Perelstein           Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President, Director   Schroders Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Managing Director                 MacKay Shields Financial
                                                                                     Corporation
                                                                                     resigned 11/96
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Louise Croset                   First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   First Vice President              Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Ellen B. Sullivan               Group Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------





                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Catherine A. Mazza              Group Vice President              SCMI
                                                   --------------------------------- --------------------------------
                                                   President, Director               Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           and Officer Certain open end
                                                                                     management investment companies
                                                                                     for which SCMI and/or its
                                                                                     affiliates provide investment
                                                                                     services.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Heather F. Crighton             First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   First Vice President, Director    Schroder Ltd.*
                   ------------------------------- --------------------------------- --------------------------------

                  ------------------------------- ---------------------------------- --------------------------------
                  Ira Unschuld                    Group Vice President               SCMI
                                                  ---------------------------------- --------------------------------
                                                  Officer                            Certain open end management
                                                                                     investment companies for
                                                                                     which SCMI and/or its
                                                                                     affiliates provide investment
                                                                                     services.
                  ------------------------------- ---------------------------------- --------------------------------

                  ------------------------------- ---------------------------------- --------------------------------
                  Paul M. Morris                  Senior Vice President              SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Director                           Schroder Capital Management
                                                                                     Inc.
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Principal, Senior Portfolio        Weiss, Peck & Greer LLC
                                                  Manager                            resigned 12/96
                  ------------------------------- ---------------------------------- --------------------------------

                  ------------------------------- ---------------------------------- --------------------------------
                  Susan B. Kenneally              First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*
                  ------------------------------- ---------------------------------- --------------------------------

                  ------------------------------- ---------------------------------- --------------------------------
                  Jennifer A. Bonathan            First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*

                  ------------------------------- ---------------------------------- --------------------------------


         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.



         (i)      Polaris Capital Management, Inc.


                  The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management -Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global

                  Value Fund and "Management - Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Bernard R. Horn, Jr.            President, Portfolio Manager      Polaris Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------


         (j)      Quadra Capital Partners, L.P.


                  The description of Quadra Capital Partners, L.P. ("Quadra") under the caption "Management - The Adviser" in the Prospectus for Quadra Value Equity Fund and Quadra Growth Fund and "Management - Advisers" in the Statement of Additional Information relating to those funds, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the principals of Quadra, including their business connections of a substantial nature. The address of the company is 270 Congress Street, Boston, MA 02210.

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Eileen Delasandro               Chief Executive Officer           Quadra Capital Partners, Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Donald Levi                     Chief Operating Officer           Quadra Capital Partners, Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Howard Stevenson                Chairman                          Quadra Capital Partners, Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Sarofim-Rock Professor            Harvard Business School
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Philip Hamilton                 Director of Strategic Planning,   Quadra Capital Partners, Inc.
                                                   Compliance Officer
                   ------------------------------- --------------------------------- --------------------------------


         (k)        Peoples Heritage Bank


                    The description of Peoples Heritage Bank ("Peoples") in the Prospectus and Statement of Additional Information, with respect to the Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                    The following are the officers of Peoples Trust and Investment Group, including their business connections which are of a substantial nature who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

                                                                                        ?
                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Gary L. Robinson                Senior Vice President             Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Dorothy M. Wentworth            Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Stephen L. Eddy                 Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Dana R. Mitiguy                 Chief Investment Officer          Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Larry D. Pelletier              Vice President                    Peoples
                   217 Main Street
                   Lewiston, Maine 04240
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Carolyn B. May                  Vice President                    Peoples
                   217 Main Street
                   Lewiston, Maine 04240
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Kevin K. Brown                  Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Donald W. Smith                 Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John W. Gibbons                 Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Joseph M. Pratt                 Vice President                    Peoples
                   74 Hammond Street
                   Bangor, Maine 04401
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Lucy L. Tucker                  Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Nancy W. Bard                   Assistant Vice President          Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Douglas P. Adams                Trust Officer                     Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Melanie L. Bishop               Trust Officer                     Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Jeffrey Oldfield                Vice President                    Peoples
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Janet E. Milley                 Assistant Vice President          Peoples
                   74 Hammond Street
                   Bangor, Maine  04401
                   ------------------------------- --------------------------------- --------------------------------



         (l)      Crestone Capital Management, Inc.

                  The   description  of  Crestone   Capital   Management,   Inc.
                  ("Crestone") in the Prospectus and in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


                   ------------------------------- --------------------------------- --------------------------------

                   Name (Address if Different)                  Title                      Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Kirk McCown                     President, Director               Crestone Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   P. Jay Kiedrowski               Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                   Sixth and Marquette Ave.        Chairman, Chief Executive         Norwest Investment Management,
                   Minneapolis, MN 55479           Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Stephen P. Gianoli              Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                   Sixth and Marquette Ave.        Senior Vice President, Chief      Norwest Investment Management,
                   Minneapolis, MN 55479           Executive Officer                 Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Susan Koonsman                  Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                   1740 Broadway                   President                         Norwest Investments & Trust
                    Denver, CO 80274

                   ------------------------------- --------------------------------- --------------------------------


         (m)      Peregrine Capital Management, Inc.

                  The description of Peregrine Capital Management, Inc. ("Peregrine") in the Prospectus and in the Statement of Additional Information relating to Small Company Value Portfolio, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                   ------------------------------- --------------------------------- --------------------------------

                   Name (Address if Different)     Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   James R. Campbell               Director                          Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                   Sixth and Marquette Ave.        President, Chief Executive        Norwest Bank
                   Minneapolis, MN 55479-0116      Officer, Director
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Patricia D. Burns               Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.

                   ------------------------------- --------------------------------- --------------------------------


                   ------------------------------- --------------------------------- --------------------------------

                   Name (Address if Different)                  Title                      Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Tasso H. Coin                   Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John S. Dale                    Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Julie M. Gerend                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   William D. Giese                Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Daniel J. Hagen                 Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Ronald G. Hoffman               Senior Vice President, Secretary  Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Frank T. Matthews               Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Jeannine McCormick              Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Barbara K. McFadden             Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Robert B. Mersky                Chairman, President, Chief        Peregrine Capital Management,
                                                                     Executive       Inc.
                                                                     Officer
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Gary E. Nussbaum                Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   James P. Ross                   Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President                    Norwest Bank (prior to
                                                                                     November, 1996)
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Jonathan L. Scharlau            Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Jay H. Strohmaier               Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President/Managed     Voyageur Asset Management
                                                   Accounts                          (prior to September, 1996)
                   ------------------------------- --------------------------------- --------------------------------





                   ------------------------------- --------------------------------- --------------------------------
                   Name (Address if Different)                  Title                      Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Paul E. von Kuster              Senior Vice President              Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Janelle M. Walter               Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Paul R. Wurm                    Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   J. Daniel Vendermark            Vice President                    Peregrine Capital Management,
                   Sixth and Marquette Avenue                                        Inc.
                   Minneapolis, MN 55479-1013
                   ------------------------------- --------------------------------- --------------------------------
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Albert J. Edwards               Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President/Marketing          U.S. Trust Company of
                                                                                     California (prior to June 9,
                                                                                     1997)
                   ------------------------------- --------------------------------- --------------------------------


         (n)      Galliard Capital Management, Inc.

                  The description of Galliard Capital Management, Inc. ("Galliard") in the Prospectus and constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                   ------------------------------- --------------------------------- --------------------------------

                   Name (Address if Different)     Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   P. Jay Kiedrowski               Chairman                          Galliard Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                   Sixth and Marquette Ave.,       Chairman, Chief Executive         Norwest Investment Management,
                   Minneapolis, MN 55479           Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Richard Merriam                 Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   John Caswell                    Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Name                            Title                             Business Connection
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Karl Tourville                  Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Laura Gideon                    Senior Vice President of          Galliard Capital Management,
                                                   Marketing                         Inc.
                   ------------------------------- --------------------------------- --------------------------------

                   ------------------------------- --------------------------------- --------------------------------
                   Leela Scattum                   Vice President of Operations      Galliard Capital Management,
                                                                                     Inc.

                   ------------------------------- --------------------------------- --------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                  The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                    -------------------------- ------------------------------- -----------------------------
                    Name                       Position with Underwriter       Position with Registrant
                    -------------------------- ------------------------------- -----------------------------

                    -------------------------- ------------------------------- -----------------------------
                    John Y. Keffer                       President             Chairman, President
                    -------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 28 hereof.


ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meetes all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on the 12th day of October, 1998.


                                         FORUM FUNDS


                                         By:      /S/ John Y. Keffer
                                             -------------------------------
                                                  John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 12th day of October, 1998.



(a)      Principal Executive Officer

                  /s/ John Y. Keffer
               ----------------------------

                  John Y. Keffer
                  President and Chairman


(b)      Principal Financial and Accounting Officer


                  /s/ Stacey Hong
               ----------------------------
                  Stacey Hong
                  Treasurer


(c)      A majority of the Trustees

                  /s/ John Y. Keffer
               ----------------------------

                  John Y. Keffer
                  Trustee

                  James C. Cheng,* Trustee
                  J. Michael Parish,* Trustee
                  Costas Azariadis,* Trustee

                  *By:     /s/ John Y. Keffer
                      -----------------------------

                           John Y. Keffer
                           Attorney in Fact

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 12th day of October, 1998.

                                                      CORE TRUST (DELAWARE)



                                                      By:/s/ John Y. Keffer
                                                       ------------------------
                                                               John Y. Keffer
                                                               President

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 12th day of October, 1998.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
     ---------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

         /s/ Stacey Hong
     ---------------------------
         Stacey Hong
         Treasurer


(c)      A Majority of the Trustees

         /s/ John Y. Keffer
     ---------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish,* Trustee
         James C. Cheng,* Trustee
         Costas Azariadis,* Trustee

         *By: /s/ John Y. Keffer
            --------------------------
              John Y. Keffer
                 Attorney in Fact

                                   SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds, solely with respect to Emerging Markets Fund, a series of Forum Funds, to be signed in the City of New York, State of New York on the 12th day of October, 1998.

                                                SCHRODER CAPITAL FUNDS

                                                By: /s/ Catherine A. Mazza
                                                   ----------------------------
                                                    Catherine A. Mazza
                                                    Vice President

This amendment to the Registration Statement of Forum Funds, solely with respect to Emerging Markets Fund, a series of Forum Funds, has been signed below by the following persons in the capacities indicated on the 12th day of October, 1998.

         SIGNATURES                                         TITLE

(a)      Principal Executive Officer

         Mark J. Smith*

         *By: /s/ Thomas G.Sheehan
             ----------------------------
                  Thomas G. Sheehan                        President and Trustee
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         /s/ Fergan Cassidy
         --------------------------------
         Fergal Cassidy                                     Treasurer

(c)      Majority of the Trustees

         Peter E. Guernsey*                                 Trustee
         John I. Howell*                                    Trustee
         Hermann C. Schwab*                                 Trustee
         Clarence F. Michalis*                              Trustee
         Mark J. Smith*                                     Trustee
         Hon. David N. Dinkins*                             Trustee
         Peter S. Knight*                                   Trustee
         Sharon L. Haugh*                                   Trustee


         *By: /s/ Thomas G. Sheehan
             --------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact